GLOBALT GROWTH FUND
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

Dear Fellow Shareholders:

The first six months of the GLOBALT Growth Fund's current fiscal year, November 1, 2000 through April 30, 2001, encompassed one of the weakest equity markets in recent times. During this period the Fund declined 19.74%. A measure of growth styles, the Russell 1000 Growth Index declined 26.43% during this period and the S&P 500 declined 12.06%, both including income. The Fund has returned (20.05)% over the last year, 11.73% annualized for the last five years and 13.90% annualized since its inception December 1, 1995. Of course, you should be aware that these results represent past performance and are not predictive of future results.

There were few safe havens in the equity markets during the first half of the fiscal year. Even successive cuts by the Federal Reserve Board couldn't keep the gloom from spreading, and every major broad stock market measure declined during the period. After several years of significant outperformance, growth oriented investment styles declined more than the general market and the GLOBALT Growth Fund tracks this style.

It is likely we will see several more quarters of weak economic data, particularly in the technology sector. Despite these setbacks, the forces of ultimate economic recovery are in motion -- most notably the Federal Reserve's decided shift to monetary stimulation. However, we also realize that there are too many problems and unknowns to make recovery easy or uninterrupted.

Although there is a natural tendency to correlate stock prices with the economy, in fact, stock prices typically decline faster and turn up before the economy. We characterize the stock market as being in a bottoming phase and believe that many growth stocks have reached levels that are quite attractive relative to expected growth prospects. Periods of earnings uncertainty can be harrowing for investors, but returns off the lows are often particularly strong. We are gradually positioning the portfolio to capitalize on the anticipated recovery phase and we are confident that our clients will be rewarded for having leaned temporarily against the wind. Trends have improved markedly since the S&P's low point in early April. Although not indicative of future results, the portfolio's gain from April 1, 2001 through this date (May 17th) was approximately 12%.

Please contact us with any questions or comments you may have. As always, we appreciate your confidence in the GLOBALT Growth Fund.



Sincerely,



Gary E. Fullam                                       Samuel E. Allen
Chief Investment Officer                     Chief Executive Officer


For a prospectus and more information, including charges and expenses, call toll free 1-877-289-4769. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.


GLOBALT Growth Fund
Schedule of Investments - April 30, 2001
(Unaudited)


Common Stocks - 93.9%                                            Shares             Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 1.1%
Minnesota Mining & Manufacturing Co.                            1,700                $ 202,317
                                                                                  ------------------

Accident & Health Insurance - 1.8%
AFLAC, Inc.                                                     9,900                  314,820
                                                                                  ------------------

Aircraft Engines & Engine Parts - 1.5%
United Technologies Corp.                                       3,400                  265,472
                                                                                  ------------------

Beverages - 1.7%
Coca-Cola Co.                                                   6,500                  300,235
                                                                                  ------------------

Biological Products (No Diagnostic Substances) - 1.6%
Biogen, Inc. (a)                                                4,300                  278,038
                                                                                  ------------------

Chemicals & Allied Products - 1.0%
Pharmacia Corp.                                                 3,500                  182,910
                                                                                  ------------------

Cogeneration Services & Small Power Producers - 1.3%
AES Corp. (a)                                                   5,000                  238,350
                                                                                  ------------------

Computer & Office Equipment - 2.0%
International Business Machines Corp.                           1,900                  218,766
Lexmark International Group, Inc. (a)                           2,100                  129,003
                                                                                  ------------------
                                                                                       347,769
                                                                                  ------------------

Computer Communications Equipment - 1.6%
Cisco Systems, Inc. (a)                                        11,300                  191,874
Juniper Networks, Inc. (a)                                      1,500                   88,545
                                                                                  ------------------
                                                                                       280,419
                                                                                  ------------------

Computer Peripheral Equipment - 0.7%
RSA Security, Inc. (a)                                          4,050                  129,600
                                                                                  ------------------

Computer Storage Devices - 0.6%
EMC Corp. (a)                                                   2,700                  106,920
                                                                                  ------------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.5%
Avery Dennison Corp.                                            1,500                   84,105
                                                                                  ------------------

Cutlery, Handtools & General Hardware - 0.7%
Danaher Corp.                                                   2,300                  128,823
                                                                                  ------------------

Drilling Oil & Gas Wells - 1.4%
Transocean Sedco Forex, Inc.                                    4,500                  244,260
                                                                                  ------------------

GLOBALT Growth Fund
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - continued                                    Shares                    Value

Electrical Industrial Apparatus - 0.3%
American Power Conversion Corp. (a)                            4,200                  $ 59,430
                                                                                  ------------------

Electromedical & Electrotherapeutic Apparatus - 1.7%
Medtronic, Inc.                                                2,000                    89,200
St. Jude Medical, Inc. (a)                                     3,700                   211,825
                                                                                  ------------------
                                                                                       301,025
                                                                                  ------------------

Electronic & Other Electrical Equipment (No Computer Equip) - 4.0%
General Electric Co.                                          14,400                   695,088
                                                                                  ------------------

Electronic Components - 0.7%
Power-One, Inc. (a)                                           6,900                    120,819
                                                                                  ------------------

Electronic Components & Accessories - 1.1%
AVX Corp.                                                     3,000                     55,620
SCI Systems, Inc. (a)                                         5,300                    135,415
                                                                                  ------------------
                                                                                       191,035
                                                                                  ------------------

Electronic Computers - 0.9%
Dell Computer Corp. (a)                                       2,700                     71,010
Sun Microsystems, Inc. (a)                                    5,400                     92,448
                                                                                  ------------------
                                                                                       163,458
                                                                                  ------------------

Electronic Connectors - 0.4%
Molex, Inc.                                                   1,800                     72,702
                                                                                  ------------------

Finance Services - 3.4%
American Express Co.                                          9,500                    403,180
Morgan Stanley Dean Witter & Co.                              3,200                    200,928
                                                                                  ------------------
                                                                                       604,108
                                                                                  ------------------

Fire, Marine & Casualty Insurance - 2.2%
American International Group, Inc.                            4,700                    384,460
                                                                                  ------------------

Food & Kindred Products - 0.6%
Campbell Soup Co.                                             3,500                    106,540
                                                                                  ------------------

General Industrial Machinery & Equipment - 1.9%
Tyco International Ltd.                                       6,400                    341,568
                                                                                  ------------------

Investment Advice - 0.5%
Franklin Resources, Inc.                                      2,200                     96,030
                                                                                  ------------------

GLOBALT Growth Fund
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - continued                                   Shares                    Value

Laboratory Analytical Instruments - 1.2%
Applera Corp. - (Applied Biosystems Group)                    2,000                   $ 61,875
Applera Corp - (Celera Genomics Group) (a)                    1,500                     64,120
Millipore Corp.                                               1,600                     91,760
                                                                                  ------------------
                                                                                       217,755
                                                                                  ------------------

Metalworking Machinery & Equipment - 1.0%
Black & Decker Corp.                                          4,500                    179,370
                                                                                  ------------------

Motor Vehicle Parts & Accessories - 1.6%
Honeywell International, Inc.                                 6,000                    293,280
                                                                                  ------------------

Motors & Generators - 0.5%
Capstone Turbine Corp. (a)                                    2,800                     82,040
                                                                                  ------------------

National Commercial Banks - 4.3%
Bank of America Corp.                                         4,600                    257,600
Citigroup, Inc.                                              10,433                    512,782
                                                                                  ------------------
                                                                                       770,382
                                                                                  ------------------

Natural Gas Transmission - 0.8%
Williams Companies, Inc.                                      3,200                    134,944
                                                                                  ------------------

Oil & Gas Field Machinery & Equipment - 1.5%
Baker Hughes, Inc.                                            6,700                    263,243
                                                                                  ------------------

Optical Instruments & Lenses - 0.5%
KLA-Tencor Corp. (a)                                          1,700                     93,432
                                                                                  ------------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.7%
Minimed, Inc. (a)                                             2,900                    115,826
                                                                                  ------------------

Paper Mills - 1.3%
Kimberly Clark Corp.                                          3,900                    231,660
                                                                                  ------------------

Perfumes, Cosmetics & Other Toilet Preparations - 3.2%
Avon Products                                                 1,700                     71,944
Colgate Palmolive Co.                                         5,200                    290,420
Estee Lauder Companies, Inc. Class A                          5,100                    202,725
                                                                                  ------------------
                                                                                       565,089
                                                                                  ------------------

Petroleum Refining - 2.2%
Chevron Oil                                                   2,700                    260,712
Exxon Mobil Corp.                                             1,500                    132,900
                                                                                  ------------------
                                                                                       393,612
                                                                                  ------------------

GLOBALT Growth Fund
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - continued                                    Shares                   Value

Pharmaceutical Preparations - 5.3%
American Home Products Corp.                                  2,100                  $ 121,275
Bristol-Myers Squib Co.                                       3,500                    196,000
Johnson & Johnson                                             3,712                    358,134
King Pharmaceuticals, Inc. (a)                                1,900                     80,047
Merck & Co.                                                     600                     45,582
Pfizer, Inc.                                                  3,350                    145,055
                                                                                  ------------------
                                                                                       946,093
                                                                                  ------------------

Public Building And Related Furniture 0.6%
Lear Corp. (a)                                                2,800                    100,800
                                                                                  ------------------

Radio & TV Broadcasting & Communications Equipment - 0.4%
Scientific-Atlanta, Inc.                                      1,300                     75,049
                                                                                  ------------------

Retail-Grocery Stores - 0.9%
Safeway, Inc. (a)                                             3,000                    162,900
                                                                                  ------------------

Retail-Jewelry Stores - 1.2%
Tiffany & Co.                                                6,500                    210,730
                                                                                  ------------------

Retail-Variety Stores - 3.4%
Costco Wholesale Corp. (a)                                   6,700                    234,031
Wal-Mart Stores, Inc.                                        7,300                    377,702
                                                                                  ------------------
                                                                                      611,733
                                                                                  ------------------

Security Brokers, Dealers & Flotation Companies - 0.9%
Merrill Lynch & Co.                                          2,700                    166,590
                                                                                  ------------------

Semiconductors & Related Devices - 4.0%
Analog Devices, Inc. (a)                                     1,300                     61,503
Intel Corp.                                                 10,100                    312,191
International Rectifier Corp. (a)                            3,700                    205,350
LSI Logic Corp. (a)                                          3,000                     61,410
Xilinx, Inc. (a)                                             1,600                     75,952
                                                                                  ------------------
                                                                                      716,406
                                                                                  ------------------

Services-Advertising Agencies - 0.5%
Omnicom Group, Inc.                                          1,000                     87,850
                                                                                  ------------------

Services-Computer Integrated Systems Design - 0.3%
Yahoo!, Inc. (a)                                             3,000                     60,540
                                                                                  ------------------

Services-Computer Programming, Data Processing, Etc. - 0.7%
AOL Time Warner, Inc. (a)                                    2,500                    126,250
                                                                                  ------------------

GLOBALT Growth Fund
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - continued                                    Shares                    Value

Services-Consumer Credit Reporting, Collection Agencies - 0.8%
Equifax, Inc.                                                4,600                  $ 152,122
                                                                                  ------------------

Services-Engineering, Accounting, Research, Management - 1.9%
Fluor Corp. (a)                                              6,500                    342,615
                                                                                  ------------------

Services-Help Supply Services - 1.3%
Manpower, Inc.                                               7,000                    226,450
                                                                                  ------------------

Services-Personal Services - 0.6%
Cendant Corp. (a)                                            6,500                    115,310
                                                                                  ------------------

Services-Prepackaged Software - 11.7%
BMC Software, Inc. (a)                                       5,200                    125,788
Cadence Design System, Inc. (a)                              3,000                     62,100
Citrix Systems, Inc. (a)                                     4,800                    136,320
Computer Associates International, Inc.                      5,400                    173,826
Compuware Corp. (a)                                         21,700                    223,076
Mercury Interactive Corp. (a)                                1,100                     72,765
Micromuse, Inc. (a)                                          3,100                    153,450
Microsoft Corp. (a)                                          9,700                    657,175
Openwave System, Inc. (a)                                    2,400                     83,064
Oracle Corp. (a)                                             8,800                    142,208
Peoplesoft, Inc. (a)                                         2,000                     74,080
Synopsys, Inc. (a)                                           2,300                    132,089
Veritas Software Co. (a)                                       900                     53,649
                                                                                  ------------------
                                                                                    2,089,590
                                                                                  ------------------

Special Industry Machinery - 0.4%
Applied Materials, Inc. (a)                                  1,400                     76,440
                                                                                  ------------------

State Commercial Banks - 0.6%
Bank of New York Company, Inc.                               2,300                    115,460
                                                                                  ------------------

Telephone Communications (No Radio Telephone) - 3.0%
Level 3 Communications, Inc. (a)                             5,100                     72,573
Verizon Communications, Inc.                                 4,300                    236,801
Williams Communications Group, Inc. (a)                      2,632                     11,895
Worldcom, Inc. (a)                                          11,700                    213,525
                                                                                  ------------------
                                                                                      534,794
                                                                                  ------------------

GLOBALT Growth Fund
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - continued                                   Shares                    Value

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.4%
Enron Corp.                                                  3,900                    244,608
                                                                                  ------------------


TOTAL COMMON STOCKS (Cost $16,386,181)                                           $ 16,743,264
                                                                                 ------------------


                                                         Principal
                                                           Amount                    Value
Money Market Securities  6.1%
Firstar Treasury Fund, 4.05%  (b) (Cost $1,084,220)      1,084,220                $ 1,084,220
                                                                                 ------------------

TOTAL INVESTMENTS -  (Cost $17,470,401) - 100.1%                                   17,827,484
                                                                                  ------------------

Liabilities in excess of other assets - (0.1)%                                        (12,350)
                                                                                  ------------------

Total Net Assets - 100.0%                                                        $ 17,815,134
                                                                                 ==================
                                                                                 ==================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2001.

See Accompanying notes which are an integral part of the financial statement.

GLOBALT Growth Fund                                                            April 30, 2001
Statement of Assets and Liabilities
(Unaudited)


Assets
Investment in securities, at value (cost $17,470,401)                            $ 17,827,484
Cash                                                                                      837
Dividends receivable                                                                    3,299
Interest receivable                                                                     1,618
Receivable for fund shares sold                                                           167
                                                                             -----------------
     Total assets                                                                  17,833,405
                                                                             -----------------

Liabilities
Accrued investment advisory fee                                                      $ 18,271
                                                                             -----------------
     Total liabilities                                                                 18,271
                                                                             -----------------

Net Assets                                                                       $ 17,815,134
                                                                             =================

Net Assets consist of:
Paid-in capital                                                                    18,411,292
Accumulated undistributed net investment loss                                         (23,347)
Accumulated undistributed net realized loss on investments                           (929,894)
Net unrealized appreciation on investments                                            357,083
                                                                             -----------------

Net Assets, for 1,224,036 shares                                                 $ 17,815,134
                                                                             =================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($17,815,134 / 1,224,036)              $ 14.55
                                                                             =================

See Accompanying notes which are an integral part of the financial statement.

GLOBALT Growth Fund
Statement of Operations  for the six months ended April 30, 2001
(Unaudited)



Investment Income
Dividend income                                                                         $ 59,565
Interest income                                                                           26,027
Miscellanous income                                                                           78
                                                                                 ----------------
Total Income                                                                              85,670
                                                                                 ----------------


Expenses
Investment advisory fee                                                                $ 106,131
Trustees' fees                                                                               542
Total expenses before reimbursement                                                      106,673
                                                                                 ----------------
Reimbursed expenses                                                                         (542)
Total operating expenses                                                                 106,131
                                                                                 ----------------
Net Investment Loss                                                                      (20,461)
                                                                                 ----------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                              (966,192)
Change in net unrealized depreciation
  on investment securities                                                            (3,233,015)
                                                                                 ----------------
Net realized & unrealized loss on investment securities                               (4,199,207)
                                                                                 ----------------
Net increase in net assets resulting from operations                                $ (4,219,668)
                                                                                 ================

See Accompanying notes which are an integral part of the financial statement.

Statement of Changes in Net Assets


                                                                Six months            Year
                                                                  ended               ended
                                                              April 30, 2001       October 31,
                                                               (Unaudited)            2000
                                                             -----------------   ----------------
Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                               $ (20,461)         $ (91,031)
  Net realized gain (loss) on investment securities                  (966,192)         2,192,866
  Change in net unrealized  appreciation (depreciation)            (3,233,015)          (228,467)
                                                             -----------------   ----------------
  Net increase (decrease) in net assets resulting from operations  (4,219,668)         1,873,368
                                                             -----------------   ----------------
Distributions to shareholders
  From net investment income                                                0                  0
  From net realized loss                                           (2,156,584)          (843,736)
                                                             -----------------   ----------------
                                                             -----------------   ----------------
  Total distributions                                              (2,156,584)          (843,736)
                                                             -----------------   ----------------
Share Transactions
  Net proceeds from sale of shares                                  1,973,582          3,981,216
  Shares issued in reinvestment of distributions                    2,156,480            736,101
  Shares redeemed                                                  (1,048,419)        (1,571,246)
                                                             -----------------   ----------------
Net increase (decrease) in net assets resulting
  from share transactions                                           3,081,643          3,146,071
                                                             -----------------   ----------------
Total increase in net assets                                       (3,294,609)         4,175,703

Net Assets
  Beginning of period                                              21,109,743         16,934,040
                                                             -----------------   ----------------
  End of period [including accumulated
    net investment loss of $23,347 and $2,886, respectively]     $ 17,815,134       $ 21,109,743
                                                             =================   ================

Capital Share Transactions
   Shares sold                                                        131,348            191,757
   Shares issued in reinvestment of distributions                     143,670             34,221
   Shares repurchased                                                 (70,007)           (73,904)
                                                             -----------------   ----------------

   Net increase from capital transactions                             205,011            152,074
                                                             =================   ================

See Accompanying notes which are an integral part of the financial statement.

GLOBALT Growth Fund
Financial Highlights



                                      Six months
                                        ended                                                         Period
                                      April 30,                                                        ended
                                        2001       Years ended October 31,                           October 31,
                                     ------------  ------------------------------------------------  ----------
                                     ------------  ------------------------------------------------  ----------
                                     (Unaudited)     2000         1999        1998         1997      1996 (a)
                                     ------------  ----------  -----------  ----------  -----------  ----------
                                     ------------  ----------  -----------  ----------  -----------  ----------
Selected Per Share Data
Net asset value, beginning of period     $ 20.72     $ 19.53      $ 16.14     $ 15.66      $ 12.48     $ 10.00
                                     ------------  ----------  -----------  ----------  -----------  ----------
                                     ------------  ----------  -----------  ----------  -----------  ----------
Income from investment operations:
  Net investment income (loss)             (0.02)      (0.09)       (0.05)       0.02         0.01        0.01
  Net realized and unrealized
  gain (loss)                              (4.00)       2.23         4.27        1.86         3.34        2.47
                                     ------------  ----------  -----------  ----------  -----------  ----------
                                     ------------  ----------  -----------  ----------  -----------  ----------
Total from investment operations           (4.02)       2.14         4.22        1.88         3.35        2.48
                                     ------------  ----------  -----------  ----------  -----------  ----------
                                     ------------  ----------  -----------  ----------  -----------  ----------
Less distributions
  From net investment income                0.00        0.00        (0.02)      (0.01)        0.00        0.00
  From net realized gain                   (2.15)      (0.95)       (0.81)      (1.39)       (0.17)       0.00
                                     ------------  ----------  -----------  ----------  -----------  ----------
                                     ------------  ----------  -----------  ----------  -----------  ----------
Total Distributions                        (2.15)      (0.95)       (0.83)      (1.40)       (0.17)       0.00
                                     ------------  ----------  -----------  ----------  -----------  ----------
                                     ------------  ----------  -----------  ----------  -----------  ----------
Net asset value, end of period           $ 14.55     $ 20.72      $ 19.53     $ 16.14      $ 15.66     $ 12.48
                                     ============  ==========  ===========  ==========  ===========  ==========
                                     ============  ==========  ===========  ==========  ===========  ==========

Total Return                              (19.74)%    10.78%       26.67%      13.28%       27.15%      24.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)          $17,815     $21,110      $16,934     $11,709       $8,003      $3,443
Ratio of expenses to average net assets    1.17%(c)     1.18%        1.17%      1.17%        1.17%       1.16% (c)
Ratio of expenses to average net assets
  before reimbursement                     1.18%(c)     1.18%        1.18%      1.19%        1.19%       1.25% (c)
Ratio of net investment income (loss) to
  average net assets                      (0.23)%(c)  (0.45)%      (0.27)%      0.14%        0.06%       0.11% (c)
Ratio of net investment income (loss) to
  average net assets before reimbursement (0.23)%(c)  (0.45)%      (0.28)%      0.12%        0.04%       0.02% (c)
Portfolio turnover rate                   120.27%     159.09%      120.46%     83.78%      110.01%      66.42% (c)

(a)  December 1, 1995 (commencement of operations) to October 31, 1996
(b)  For period of less than a full year, total return is not annualized.
(c)  Annualized.

See Accompanying notes which are an integral part of the financial statement.

                               GLOBALT Growth Fund
                          Notes to Financial Statements
                                 April 30, 2001
                                  (Unaudited)`

NOTE 1.  ORGANIZATION

GLOBALT Growth Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust) on October 20, 1995 and commenced operations on December 1, 1995. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term growth of capital. The Declaration of Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

 Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.


                               GLOBALT Growth Fund
                          Notes to Financial Statements
                           April 30, 2001 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 The Fund retains GLOBALT, Inc. (the "Adviser") to manage the Fund's investments. The Adviser was organized as a Georgia corporation in 1990. Samuel Allen, Chairman of the Adviser, is the controlling shareholder of GLOBALT, Inc. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, Rule 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.17% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended April 30, 2001, the Adviser earned a fee of $106,131 from the Fund. The Adviser has voluntarily agreed to reimburse fees and other expenses of the non-interested Trustees to the extent necessary to maintain total operating expenses at the rate of 1.17%. For the six months ended April 30, 2001, the Adviser reimbursed expenses of $542. There is no assurance that such reimbursement will continue in the future.

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Prior to December 31, 2000, the Fund retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the six months period ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $22,379,508 and $21,009,187, respectively. The gross unrealized appreciation for all securities totaled $1,336,499 and the gross unrealized depreciation for all securities totaled $979,416 for a net unrealized appreciation of $357,083. The aggregate cost of securities for federal income tax purposes at April 31, 2001 was $17,470,401.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         Carl Domino Equity Income Fund
                              Semi-Annual Report
                                 April 30, 2001
                                   (Unaudited)

Carl Domino Equity Income Fund
Schedule of Investments

Common Stocks - 83.6%                                Shares            Value
Abrasive, Asbestos & Miscellaneous Non-Metallic
  Mineral Products - 1.9%
Minnesota Mining & Manufacturing Co.                    600         $  71,406
                                                                    ---------

Aircraft - 1.3%
UAL Corp.                                             1,400            49,728
                                                                    ---------

Calculating & Accounting Equipment - 0.4%
Hypercom Corp.                                        4,000            15,800
                                                                    ---------


Canned Frozen & Preserved Fruit, Vegetables
  & Food Specialties - 0.5%
Heinz (H.J.) Co.                                        500            19,575
                                                                    ---------

Computer & Office Equipment - 1.5%
Hewlett-Packard Co.                                   2,000            56,860
                                                                    ---------


Construction Machinery & Equipment - 2.4%
Caterpillar, Inc.                                     1,800            90,360
                                                                    ---------


Crude Petroleum & Natural Gas - 2.0%
Unocal Corp.                                          2,000            76,320
                                                                    ---------

Farm Machinery & Equipment 2.0%
Deere & Co.                                           1,800            73,926
                                                                    ---------

Fire, Marine & Casualty Insurance - 5.7%
ACE Ltd.                                              1,800            64,260
Allstate Corporation                                  1,700            70,975
Safeco Corp. (a)                                      3,000            80,100
                                                                    ---------

                                                                      215,335
                                                                    ---------

General Industrial Machinery & Equipment - 2.1%
Pall Corp.                                            3,300            77,451
                                                                    ---------


Grain Mill Products - 2.1%
General Mills Inc.                                    2,000            78,820
                                                                    ---------


Guided Missiles & Space Vehicles & Parts - 2.0%
Goodrich (B.F.) Co.                                   1,900            74,860
                                                                    ---------


Heating Equipment Except Electric & Warm Air,
  & Plumbing Fixtures - 1.5%
Masco Corp.                                           2,388            54,924
                                                                    ---------


Hotels, Rooming House, Camps & Other Lodging Places - 0.7%
Wyndham International, Inc. - Class A                13,500            26,460
                                                                    ---------

Carl Domino Equity Income Fund
Schedule of Investments - April 30,  2001 (Unaudited)

Common Stocks - continued                           Shares            Value
Industrial Instruments for Measurement, Display
  & Control - 2.1%
Emerson Electric Co.                                 1,200         $  79,980
                                                                    ---------


Industrial Organic Chemicals  - 2.4%
International Flavors & Fragrances, Inc.             3,600            88,992
                                                                    ---------


Instruments for Measuring & Testing of Electricity
  & Electric Signals - 2.2%
Snap-On, Inc.                                       2,900            84,100
                                                                   ---------

Life Insurance - 1.2%
Lincoln National Corp.                              1,000            46,160
                                                                   ---------


Miscellaneous Electrical Machinery, Equipment
  & Supplies - 0.3%
Ultralife Batteries, Inc. (a)                      1,500            10,500
                                                                   ---------

Motor Vehicles & Passenger Car Bodies - 2.3%
Ford Motor Co.                                     2,993            88,234
                                                                   ---------


Motorcycles, Bicycles & Parts - 0.1%
American Quantum Cycles, Inc. (a)                 15,000               300
                                                                   ---------


National Commercial Banks - 5.8%
First Union Corp.                                  2,300            68,931
J.P. Morgan Chase & Co.                            1,300            62,374
SouthTrust Corp.                                   1,850            87,968
                                                                  ---------

                                                                   219,273
                                                                  ---------

Natural Gas Transmission - 2.2%
Williams Companies, Inc.                           2,000            84,340
                                                                  ---------


Office Machines - 1.8%
Pitney Bowes, Inc.                                 1,813            69,021
                                                                  ---------


Paper Mills -  1.6%
Kimberly-Clark Corp.                               1,000            59,400
                                                                  ---------


Paperboard Mills - 1.9%
Mead Corp.                                         2,600            73,320
                                                                  ---------


Perfumes, Cosmetics & Other Toilet Preparations - 1.5%
Avon Products, Inc.                                1,340            56,709
                                                                  ---------


Petroleum Refining - 6.4%
Conoco, Inc. - Class B                             2,700            82,134
Sunoco, Inc.                                       2,200            83,644
USX-Marathon Group, Inc.                           2,400            76,704
                                                                  ---------

                                                                   242,482
                                                                  ---------

Carl Domino Equity Income Fund
Schedule of Investments - April 30,  2001 (Unaudited)

Common Stocks - continued                         Shares            Value
Pharmaceutical Preparations - 2.1%
American Home Products Corp.                       1,400         $  80,850
                                                                 ---------

Plastic Mail, Synthetic Resin/Rubber Cellulos (No Glass) - 2.1%
DuPont (E.I.) de NeMours & Co.                     1,759            79,489
                                                                 ---------

Plastic Products - 2.4%
Tupperware Corp.                                   4,100            90,282
                                                                 ---------


Retail - Family Clothing Stores - 1.9%
Nordstrom Inc.                                    4,000            73,560
                                                                 ---------


Savings Institutions, Federally Chartered - 2.3%
Community Savings Bankshares, Inc. (a)            6,011            85,897
                                                                 ---------


Services - Business Services -0.6%
Korea Thrunet Co., Ltd. - Class A (a)             6,700            23,450
                                                                 ---------

Services - Computer Programming, Data Processing - 0.1%
Rare Medium Group, Inc. (a)                       4,000             4,720
                                                                 ---------


Services - Personal - 2.2%
Block (H&R), Inc.                                 1,500            82,500
                                                                 ---------

Specialty Cleaning, Polishing & Sanitation Preparations - 1.7%
The Clorox Company                                2,000            63,660
                                                                 ---------

Sporting & Athletic Goods - 2.2%
Calloway Golf Co.                                 3,400            82,484
                                                                 ---------

Surgical & Medical Instruments & Apparatus - 1.9%
Baxter International, Inc.                          800            72,920
                                                                 ---------


Telephone Communications (No Radio Telephone) - 0.2%
Williams Communications Group, Inc. (a)           1,645             7,434
                                                                 ---------

Water Transportation - 6.0%
Knightsbridge Tankers Ltd.  (a)                   3,100            77,810
Statia Terminals Group NV                        11,000           150,150
                                                                 ---------

                                                                  227,960

                                                                 ---------
TOTAL COMMON STOCKS (Cost $3,550,453)                           3,159,842
                                                                 ---------

Preferred Stock - 2.3%
Accident & Health Insurance
Conseco Financial Preferred Series F,
   7% (Cost $100,000)                             4,507            85,768
                                                                 ---------



Warrants - 0.0%
Operative Builders
New China Homes Ltd. Warrants
(Cost $312) Expire 03/09/05                       2,500               600
                                                                ---------



TOTAL INVESTMENTS - 85.9%  (Cost $3,778,470)                    3,246,210
                                                                ---------

Other assets less liabilities - 14.1%                             531,605

                                                                ---------
TOTAL NET ASSETS - 100.0%                                     $ 3,777,815
                                                                =========



(a) Non-income producing

Carl Domino Equity Income Fund                          April 30, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (cost $3,401,764)       $ 3,246,210
Cash                                                           527,291
Dividends receivable                                            13,907
Receivable for fund shares sold                                    780
Receivable for securities sold                                  36,888
                                                          ------------

     Total assets                                            3,825,076
                                                          ------------

Liabilities
Payable for fund shares redeemed                                43,664
Accrued investment advisory fee payable                          3,597
                                                          ------------
     Total liabilities                                          47,261
                                                          ------------

Net Assets                                                $ 3,777,815
                                                          ============

Net Assets consist of:
Paid in capital                                             3,964,107
Accumulated undistributed net investment loss                 (20,837)
Accumulated undistributed net realized loss on investments     (9,901)
Net unrealized depreciation on investments                   (155,554)
                                                          ------------

Net Assets, for  279,231 shares                           $ 3,777,815
                                                          ============

Net Asset Value

Net Assets
Offering price and redemption price per share
                        ($3,777,815/279,231)              $    13.53
                                                          ============

Carl Domino Equity Income Fund
Statement of Operations
for the six months ended April 30, 2001
(Unaudited)

Investment Income
Dividend income                                                       $ 58,721
Interest income                                                          1,098
                                                                  -------------

Total Income                                                            59,819
                                                                  -------------

Expenses
Investment advisory fee                                                 26,674
Trustees' fees                                                             375
                                                                  -------------
Total expenses before reimbursement                                     27,049
Reimbursed expenses                                                       (375)
                                                                  -------------
Total operating expenses                                                26,674
                                                                  -------------
Net Investment Income                                                   33,145
                                                                  -------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                      (19,639)
Change in net unrealized appreciation (depreciation)
   on investment securities                                            395,674
                                                                  -------------
Net realized and unrealized gain (loss) on investment securities       376,035
                                                                  -------------
Net (increase) decrease in net assets resulting from operations      $ 409,180
                                                                  =============

Carl Domino Equity Income Fund
Statement of Changes in Net Assets

                                                 For the six       Year
                                                 months ended      Ended
                                                 April 30, 2001 October 31,
                                                 (Unaudited)       2000
                                                 ------------   ------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                             $ 33,145       $ 95,169
  Net realized gain (loss) on investment
    securities                                       (19,639)       412,205
  Change in net unrealized appreciation
    (depreciation)                                   395,674       (682,002)
                                                 ------------   ------------
  Net increase (decrease) in net assets resulting
    from operations                                 409,180       (174,628)
                                                 ------------   ------------
Distributions to shareholders
  From net investment income                         (85,952)      (112,488)
  From net realized gain                            (403,435)      (693,933)
                                                 ------------   ------------
  Total distributions                               (489,387)      (806,421)
                                                 ------------   ------------
Capital Share Transactions
  Proceeds from shares sold                          109,430      1,167,265
  Reinvestment of distributions                      478,692        795,280
  Amount paid for shares repurchased                (450,528)    (4,940,290)
                                                 ------------   ------------
  Net increase (decrease) in net assets resulting
    from share transactions                          137,594     (2,977,745)
                                                 ------------   ------------
Total increase (decrease) in net assets               57,387     (3,958,794)

Net Assets
  Beginning of period                            $ 3,720,428      7,679,222
                                                 ------------   ------------
End of period                                    $ 3,777,815    $ 3,720,428
                                                 ============   ============

Capital Share Transactions
  Shares sold                                          8,378         79,589
  Shares issued in reinvestment of distributions      38,686         58,265
  Shares repurchased                                 (33,046)      (349,001)
                                                 ------------   ------------

  Net increase from capital transactions              14,018       (211,147)
                                                 ============   ============

Carl Domino Equity Income Fund
Financial Highlights

                                                                                                           Period
                                  Six months ended                                                         ended
                                      April 30,                 Years ended October 31,                  October 31,
                                        2000          ---------------------------------------------------

                                     (Unaudited)    2000          1999          1998          1997        1996 (a)
                                      --------     ----------    ----------    ----------    ---------   ---------
Selected Per Share Data
Net asset value,
  beginning of period                  $ 14.03        $ 16.12       $ 14.68        $ 16.15     $ 12.03     $ 10.00
                                      --------     ----------    ----------    ----------    ---------     --------
Income from investment operations:
  Net investment income                   0.12           0.22          0.23          0.21         0.19        0.16
  Net realized and unrealized gain (loss) 1.35          (0.58)         1.38         (0.60)        4.15        1.87
                                      --------     ----------    ----------    ----------    ---------     ---------
Total from investment operations          1.47          (0.36)         1.61         (0.39)        4.34        2.03
                                      --------     ----------    ----------    ----------    ---------     --------
Less distributions:
  From net investment income             (0.31)         (0.24)        (0.17)        (0.14)       (0.22)       0.00
  From net realized gain                 (1.66)         (1.49)         0.00         (0.94)        0.00        0.00
                                      --------     ----------    ----------    ----------    ---------     ---------
Total distributions                      (1.97)         (1.73)        (0.17)        (1.08)       (0.22)       0.00
                                      --------     ----------    ----------    ----------    ---------     ---------

Net asset value, end of period         $ 13.53        $ 14.03       $ 16.12       $ 14.68      $ 16.15     $ 12.03
                                      ========     ==========    ==========    ==========    =========     =========


Total Return                             10.75% (b)      (1.84)%      11.52%         (3.17)%     36.58%      20.30% (b)

Ratios and Supplemental Data
Net assets, end of period (000)          $3,778         $3,720        $7,679        $7,338       $3,750        $1,122
Ratio of expenses to average net assets    1.50%(c)      1.50%         1.50%         1.50%        1.50%         1.51% (c)
Ratio of expenses to average net assets
   before reimbursement                    1.52%(c)      1.55%         1.52%         1.53%        1.55%         1.73% (c)
Ratio of net investment income to
   average net assets                      1.86%(c)      1.57%         1.43%         1.37%        1.28%         1.57% (c)
Ratio of net investment income to
   average net assets before reimbusement  1.84%(c)      1.52%         1.41%         1.33%        1.22%         1.35% (c)
Portfolio turnover rate                   21.70%        26.10%        69.92%        75.95%       52.49%        62.51% (c)

(a)  December 1, 1995 (commencement of operations) to October 31, 1996
(b)  For periods of less than a full year, the total return is not annualized.
(c)  Annualized

                         Carl Domino Equity Income Fund
                          Notes to Financial Statements
                                 April 30, 2001
                                   (Unaudited)


NOTE 1.  ORGANIZATION

     Carl Domino Equity Income Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on August 8, 1995 and commenced operations on December 1, 1995. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital together with current income. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
   Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's adviser, in conformity with guidelines adopted by and subject to review of the Board.

  Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.



                         Carl Domino Equity Income Fund
                          Notes to Financial Statements
                                 April 30, 2001
                             (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund has retained Northern Trust Value Investors (the "Adviser"); a division of Northern Trust Investments, Inc., to manage the Fund's investments. Carl Domino is the portfolio manager and is responsible for the day-to-day management of the Fund's portfolio. Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses or non-recurring expenses that may arise. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended, April 30, 2001, the Adviser received a fee of $8,470 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person trustees incurred by the Fund through February 28, 2002, but only to the extent necessary to maintain the Fund's total annual operating expenses at the rate of 1.50% of average daily net assets. For the six months ended April 30, 2001, the Adviser reimbursed expenses of $375.

The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

                        Carl Domino Equity Income Fund
                          Notes to Financial Statements
                           April 30, 2001 (Unaudited)
                                   - continued


NOTE 4. INVESTMENTS

     For the six months ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $655,225 and $884,587, respectively. As of April 30, 2001, the gross unrealized appreciation for all securities totaled $467,911 the gross unrealized depreciation for all securities totaled $423,464 for a net unrealized depreciation of $155,554. The aggregate cost of securities for federal income tax purposes at April 30, 2001 was $3,401,764.


NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, Carl J. Domino beneficially owned or controlled, in aggregate, more than 35% of the Fund.

                        Fountainhead Special Value Fund
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

Dear Shareholder,

April 30, 2001 marked the first six months of Fountainhead Special Value Fund's (KINGX) fifth fiscal year. The overall environment for the Fund again proved to be difficult as the volatile times experienced in calendar year 2000 crept into 2001 despite a headfake rally in January of this year. However, thanks to skillful stock picking and a tilt towards value,1 the Fund was able to generate a total return of -8.4% over the November 1, 2000 to April 30, 2001 period, outperforming the S&P 500 Index which returned -12.0% for the six-months ended 4/30/01 and slightly underperforming both the Russell Midcap and the Russell 2000, which returned -4.9% and -1.8%, respectively, for the same period. Since inception, the Fund has continued to handily outperform its benchmarks, turning in an average annual total return of 25.3% versus 13.9% for the Russell Midcap, 8.5% for the Russell 2000, and 15.7% for the S&P 500.

Total Returns for the Period Ended April 30, 2001

---------------------------------------------------------------------------------------------
                                                              Average Annual Total Return
                                     Six-          One-            Since Inception
             Fund/Index             Months         Year           December 31, 1996
---------------------------------------------------------------------------------------------
Fountainhead Special Value Fund    -8.4%         -3.5%               25.3%

---------------------------------------------------------------------------------------------
S&P 500 Index                     -12.0%        -12.9%               15.7%
Russell 2000 Index                 -1.8%         -2.9%                8.5%
Russell Midcap Index               -4.9%          3.1%               13.9%
---------------------------------------------------------------------------------------------

      Date    Fountainhead        Russell 2000      Russell1 Midcap
              Special Value      Index- $14,145     Index - $17,662
              Fund - $26,549

     12/96       $10,000            $10,000            $10,000
      1/97       $10,420            $10,200            $10,374
      2/97       $10,830             $9,952            $10,358
      3/97       $10,140             $9,482             $9,918
      4/97        $9,860             $9,509            $10,165
      5/97       $10,869            $10,567            $10,907
      6/97       $11,560            $11,021            $11,264
      7/97       $11,990            $11,533            $12,203
      8/97       $11,860            $11,797            $12,270
      9/97       $12,950            $12,661            $12,759
     10/97       $13,370            $12,105            $12,263
     11/97       $13,070            $12,026            $12,555
     12/97       $13,665            $12,237            $12,902
      1/98       $13,433            $12,043            $12,659
      2/98       $14,757            $12,933            $13,649
      3/98       $15,910            $13,466            $14,296
      4/98       $16,476            $13,540            $14,332
      5/98       $15,758            $12,810            $13,887
      6/98       $16,232            $12,837            $14,080
      7/98       $15,424            $11,798            $13,409
      8/98       $11,976             $9,506            $11,263
      9/98       $12,229            $10,251            $11,992
     10/98       $12,481            $10,669            $12,810
     11/98       $11,730            $11,232            $13,417
     12/98       $12,913            $11,933            $14,205
      1/99       $13,967            $12,088            $14,181
      2/99       $14,240            $11,114            $13,708
      3/99       $15,352            $11,285            $14,137
      4/99       $16,534            $12,296            $15,182
      5/99       $17,382            $12,476            $15,138
      6/99       $18,665            $13,040            $15,673
      7/99       $19,008            $12,683            $15,242
      8/99       $18,927            $12,213            $14,847
      9/99       $20,210            $12,216            $14,324
     10/99       $23,100            $12,266            $15,003
     11/99       $26,361            $12,998            $15,434
     12/99       $30,743            $14,469            $16,792
      1/00       $29,384            $14,237            $16,237
      2/00       $30,838            $16,587            $17,485
      3/00       $30,336            $15,494            $18,486
      4/00       $27,511            $14,561            $17,611
      5/00       $25,335            $13,712            $17,144
      6/00       $27,448            $14,908            $17,652
      7/00       $26,026            $14,428            $17,454
      8/00       $27,856            $15,529            $19,126
      9/00       $26,580            $15,072            $18,854
     10/00       $28,462            $14,400            $18,563
     11/00       $24,184            $12,921            $16,893
     12/00       $25,887            $14,031            $18,178
      1/01       $30,523            $14,762            $18,471
      2/01       $27,624            $13,794            $17,346
      3/01       $25,234            $13,119            $16,271
      4/01       $26,549            $14,145            $17,662


The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index, and the Russell Midcap Index on December 31, 1996 (the inception of the Fund) and held through April 30, 2001. The Russell 2000 Index and the Russell Midcap Index are widely recognized, unmanaged indices of common stock prices. You may not invest directly in an index. The index returns do not reflect expenses, which have been deducted from the Fund's return. These figures reflect the reinvestment of dividends. The value of the investment will fluctuate so that when redeemed, shares may be worth more or less than the original investment. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Over the last six months, the Fund's performance was driven by several technology holdings (Vishay Intertechnology +25.9% and Diebold +25.3%), select media/broadcasting stocks (Media General +26.5%, Ackerley Group +18.0%, and Paxson Communications +12.2%), and special situation stocks (Dollar Thrifty Automotive Group +43.7%). As we have discussed in prior publications, the environment for telecommunications companies remained difficult as the ongoing inventory correction continued to unwind, and the ability to raise capital for companies to fund their buildouts remained very difficult. As a result, shares of telecom companies continued to lag the market as a whole. Specifically, the underperformance of Global Crossing, Rural Cellular, Nextel Partners, and Citizens Communications hindered the Fund's performance. Shares of some of our healthcare companies, including Watson Pharmaceutical, Radiance Medical, and Alpharma, also underperformed the broader market.

It is no secret that the environment over the past year or so has been very difficult and turbulent. Economic growth slowed to a 1% annual rate during the fourth quarter of 2000 from a blistering rate of 8.3% in the fourth quarter of 1999. The capital markets were essentially closed, preventing many companies from raising additional capital to fund their business needs. In the bond market, the total default rate in the marketplace was 6.9% during the middle of May, a level rapidly approaching its prior high of 8.8% recorded in 1991. However, unlike past experiences, formerly solid credits have been a significant participant. Investment grade defaults are representing an abnormally high percentage (25.9%) of total defaults. In particular, defaults have been rampant in media, telecommunications, food, restaurants, and movie theater chains. The bottom line is that things have been tough everywhere, not just in the second- and third-tier sectors. The Federal Reserve responded to this turmoil by cutting interest rates five times through May 15, 2001, for a total of 250 basis points.

In light of the troublesome environment that companies have been faced with over the last several quarters, it is interesting to note that small- and mid-cap stocks, as a whole, have actually been holding up fairly well, despite their higher level of volatility.2 This stands in stark contrast to recent years where large-caps have dominated the equity markets. For example, over the 1993 through 1999 period, returns generated in the equity market were driven almost entirely by large-cap stocks. Investors generally displayed a notable preference for larger-cap issues and, as a result, the outperformance of larger-cap securities exceeded the differences in the fundamental performance of the underlying companies. Since March 2000, however, the equity markets have seen a change in leadership as small- and mid-cap stocks have performed well relative to larger-cap equities. Since March 2000, the Russell 2000 has outperformed the S&P 500 by nearly 700 basis points and the Russell Midcap Index has outperformed the S&P 500 by a spectacular 1,890 basis points. In fact, if the current outperformance lasts, small-cap stocks will have their first three-year streak of beating large-caps since 1993. However, while mid- and small-cap stocks have recently been outperforming, as a group, they still remain fairly inexpensive, based on various valuation measurements such as P/E, price-to-book value, etc., when compared to large-cap equities, thus setting the stage for further possible outperformance. In addition to overall attractive valuations, mid- and small-cap companies are also seeing their earnings grow faster than their large-cap brethren. For example, the average large-cap company, as represented by the S&P 500, is projected to see its earnings grow by 15.5%, according to Zacks, over the next five years, whereas the average small-cap company, as proxied by the Russell 2000, should see its earnings grow at a rate of 17.4%. The recent outperformance by the small- and mid-cap group is partly attributable to the fact that many mid- and small-cap companies are more flexible in some ways than many large-cap companies; those which are well managed and have viable financing options are often better positioned to survive downturns in the economy.

During most of the 1990s, there was a tendency for many portfolio managers and institutional investors to neglect broad areas of the market. With many portfolios linked to specific benchmarks, such as the S&P 500, most overall portfolio holdings were skewed towards those in the Index; securities outside the Index were frequently inefficiently priced. This was acceptable to many investors when the broad indices rose notably in price. However, the more difficult market environment of 2000 has led many to consider absolute performance bogeys and to revisit previously neglected areas of the market. This trend should continue to bolster the performance of small- and mid-cap stocks as, in our opinion, many large-cap high multiple stocks may continue to experience lackluster stock performance.

The relative inefficiency of the small- and mid-cap markets allows for the opportunity for portfolio managers to add significant value to shareholders by finding overlooked and underfollowed gems which can amply reward shareholders over the long-term. The primary factor which contributes to this inefficiency is that few large Wall Street firms follow many of these smaller companies. For example, currently only 43% of the companies in the Russell 2500 have at least six Wall Street analysts following them; for the Russell 2000, that figure falls to 34%. In addition, a good number of firms have no coverage. For those companies with good management, a solid business model, a decent balance sheet, and an attractive valuation, the upside potential could be very rewarding as more investors, and eventually Wall Street, recognize the inherent value in these companies.

Periods marked by extreme volatility have never been friendly for small- and mid-cap stock performance. For example, during 1998, volatility doubled, largely due to the Long-Term Capital Management crisis and the Asian financial crisis, and it has remained at relatively high levels since then. During this period (1998 through present), the large-cap premium increased from 143% to a high of 177% in July 2000. Since then, the large-cap premium has declined, but still averages around 159%, well above the 14-year average of 109%. Although past performance does not guarantee future results, we look at historical data to help us as we try to both understand the current market and to determine where it may be headed in the future. Historically, when volatility peaks and begins to subside, the valuation gap begins to work in favor of smaller-cap stocks as investors return to the group. For example, volatility peaked in December 1990 during the last recession and was then cut in half over the next four and a half years. Likewise, the multiple gaps between large-caps and mid- and small-caps peaked at 117% in October 1990 and then declined to a low of 88% in August 1995. As the impact of the Fed's easing of interest rates takes hold and the economy eventually stabilizes and recovers, we anticipate diminishing volatility and dissipating risk aversion should contribute to a smaller valuation gap between large-caps and mid- and small-caps. Historically, conditions such as these have led to prolonged periods of outperformance by small- and mid-cap stocks. For example, in the early `90s, yield spreads contracted from a high of 1,000 basis points to approximately 400 basis points. As a result, the large-cap premium contracted from 60% to a 10% discount to small-caps in December 1994. During this period, small-caps outperformed large-caps by an average of 6.7% per year.

Another positive for the group is the emerging sign that the credit markets may be starting to reopen. As the economy starts to recover, the high yield debt market will begin to rally and the capital markets will once again open; credit discrimination will lessen, and banks will once again lend. In fact, outside of telecommunications, high yield spreads have been rapidly narrowing. Lower borrowing costs for growth capital will eventually engage the economy, leading to an improved profit picture and rising share prices. Historically, small-cap shares typically have twice the return of their large-cap brethren following economic slowdowns, with twelve-month gains in excess of 30%, according to CS First Boston. In fact, during past periods, there has been a high inverse correlation between the direction of high yield spreads and small- and mid-cap stock price movement. Small-caps have historically been the largest beneficiaries of falling credit spreads since they tend to be most damaged by the periods of liquidity shrinkage.

Historically, stocks of smaller-sized companies have performed better than large-caps when coming out of a recession or a slowdown in the economy. In fact, in eight of the last eleven periods when the Fed was in an easing mode, small-/mid-caps beat large-caps over the ensuing twelve months. As previously mentioned, during this time many small- to mid-sized companies are more flexible and better able to respond to the changing economy. Many of these companies also have the opportunity to perform extremely well once the economy and stock market heat back up, as those with niche markets or products may be acquired by larger firms, often at significant premiums. Thus they have the ability to perform well in a variety of economic environments. We feel that the Fund owns a good many of these types of stocks and is well positioned to deliver solid returns for our shareholders going forward.

Thank you for your continued support of the Fountainhead Special Value Fund.

Sincerely,

Roger E. King
Chairman and President

The Fountainhead Special Value Fund is offered by prospectus only. The prospectus contains important information about the Fund's objectives, risks, fees, distribution charges, and other expenses. You should read the prospectus carefully before investing or sending money. You can obtain a prospectus by calling 800-868-9535. Shares of the Fountainhead Special Value Fund are distributed by Unified Financial Securities, Inc.

--------
1 Unlike a traditional value manager who buys solely low P/E, low price/book, low price/sales, or low price/cash flow stocks, the Fund may own some stocks which have traditionally been classified as growth stocks. The Fund's advisor utilizes a broader definition of value, which includes purchasing stocks which are trading at either a discount to their five-year projected growth rate, or at a discount to their private-market value. The Fund's advisor looks favorably upon purchasing stocks of companies which are growing their earnings at a healthy rate, it is just sensitive to the price it will pay for that growth. In the Fund's advisor's opinion, this approach allows for more flexibility and provides the opportunity for the Fund's advisor to take advantage of more opportunities in the market.

2 Small Company Risk: The risks associated with investing in small companies (less than $6.5 billion in market capitalization) include: the earnings and prospects of smaller companies are more volatile than larger companies; small companies may experience higher failure rates than do larger companies; the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and small companies may have limited markets, product lines or financial resources and may have less management experience than larger companies.

Fountainhead Special Value Fund
Schedule of Investments - April 30, 2001
(Unaudited)
Common Stocks - 102.1%                                                Shares             Value

Cable & Other Pay Television Services - 12.4%
Adelphia Communication Corp. - Class A (a)                               36,228          $ 1,317,250
Cablevision Systems Corp. - Class A (a)                                  11,300              776,875
Charter Communications, Inc. - Class A (a)                               46,000              984,860
                                                                                   ------------------
                                                                                           3,078,985
                                                                                   ------------------
Calculating & Accounting Machines (No Electronic Computers) - 1.8%
Diebold, Inc.                                                            13,700              446,483
                                                                                   ------------------
Electromedical & Electrotherapeutic Apparatus - 1.6%
Visx, Inc. (a)                                                           19,500              394,875
                                                                                   ------------------
Electronic Components & Accessories - 3.5%
Vishay Intertechnology, Inc. (a)                                         35,100              875,745
                                                                                   ------------------
National Commercial Banks - 5.0%
Riggs National Corp.                                                     77,900            1,234,715
                                                                                   ------------------
Newspapers:  Publishing Or Publishing & Printing - 2.1%
Media General, Inc. - Class A                                            10,800              519,048
                                                                                   ------------------
Perfumes, Cosmetics & Other Toilet Preparations - 3.2%
Elizabeth Arden, Inc. (a)                                                43,200              790,560
                                                                                   ------------------
Pharmaceutical Preparations - 13.9%
Alpharma, Inc.                                                           32,200              728,364
Elan Corp. PLC (a)                                                       24,174            1,212,326
King Pharmaceuticals, Inc. (a)                                            9,000              379,170
Mylan Laboratories, Inc.                                                 32,600              871,724
Watson Pharmaceuticals, Inc. (a)                                          5,700              283,860
                                                                                   ------------------
                                                                                           3,475,444
                                                                                   ------------------
Radio Broadcasting Stations - 0.2%
Paxson Communications Corp. (a)                                           4,000               51,040
                                                                                   ------------------
Radio Telephone Communications - 17.1%
Dobson Communications Corp. (a)                                          79,000            1,139,180
Nextel Communications, Inc. - Class A (a)                                12,200              198,250
Nextel Partners, Inc. - Class A (a)                                      62,200            1,069,218
Rural Cellular Corp. (a)                                                 29,000            1,084,890
Western Wireless Corp. - Class A                                         17,600              783,728
                                                                                   ------------------
                                                                                           4,275,266
                                                                                   ------------------
Security Brokers, Dealers & Flotation Companies - 6.7%
E*Trade Group, Inc. (a)                                                  98,000              921,200
Knight Trading Group, Inc. (a)                                           41,000              758,500
                                                                                   ------------------
                                                                                           1,679,700
                                                                                   ------------------
Fountainhead Special Value Fund
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - 102.1% - continued                                    Shares             Value

Services-Advertising - 3.0%
Ackerley Group, Inc.                                                     62,000            $ 758,880
                                                                                   ------------------
Services-Auto Rental & Leasing - 6.2%
Dollar Thrifty Automotive Group, Inc. (a)                                70,000            1,547,000
                                                                                   ------------------
Services - Consumer Credit Reporting,Collection Agencies - 1.6%
Equifax, Inc.                                                            12,000              396,840
                                                                                   ------------------
Services - Motion Picture & Video Tape Production - 3.8%
Fox Entertainment Group, Inc. (a)                                        41,000              940,950
                                                                                   ------------------
Surgical & Medical Instruments & Apparatus - 9.9%
Boston Scientific Corp. (a)                                              83,000            1,318,040
Radiance Medical Systems, Inc. (a)                                      225,000            1,140,750
                                                                                   ------------------
                                                                                           2,458,790
                                                                                   ------------------
Telephone Communications (No Radio Telephone) - 10.1%
Global Crossing Ltd. (a)                                                 27,290              341,944
Telephone & Data Systems, Inc.                                           11,300            1,186,500
Broadwing, Inc.                                                          40,000              992,000
                                                                                   ------------------
                                                                                           2,520,444
                                                                                   ------------------
TOTAL COMMON STOCKS                                                                        25,444,765
                                                                                   ------------------
TOTAL INVESTMENTS - 102.1% (Cost $22,135,438)                                             25,444,765
                                                                                   ------------------
Liabilities in excess of other assets - (2.1)%                                              (514,219)
                                                                                   ------------------
Total Net Assets - 100.0%                                                               $ 24,930,546
                                                                                   ==================
(a) Non-income producing.

See accompanying notes which are an integral part of the financial statements.

Fountainhead Special Value Fund
Statement of Assets & Liabilities
(Unaudited)
                                                                                April  30, 2001
Assets
Investment in securities, at value (Cost $22,135,438)                             $ 25,444,765
Receivable for investments sold                                                         71,848
Receivable for fund shares sold                                                         42,500
Dividend receivable                                                                      1,260
Interest receivable                                                                      2,512
Other receivable                                                                        10,615
                                                                              -----------------
     Total assets                                                                   25,573,500

Liabilities
Accrued investment advisory fee                                                       $ 59,102
Payable for investments purchased                                                      302,650
Payable to custodian bank                                                              213,901
Payable for shares redeemed                                                             66,210
Other payables                                                                           1,091
                                                                              -----------------
     Total liabilities                                                                 642,954

Net Assets                                                                        $ 24,930,546
                                                                              =================

Net Assets consist of:
Paid-in capital                                                                   $ 22,279,242
Accumulated undistributed net investment loss                                         (155,468)
Accumulated undistributed net realized loss on investments                            (502,555)
Net unrealized appreciation on investments                                           3,309,327
                                                                              -----------------

Net Assets, for 1,199,277 shares                                                  $ 24,930,546
                                                                              =================
Net Asset Value

Net Assets
Offering price and redemption price per share  ($24,930,546/1,199,277)                 $ 20.79
                                                                              =================

See accompanying notes which are an integral part of the financial statements.

Fountainhead Special Value Fund
Statement of Operations for the six months ended April 30, 2001
(Unaudited)
Investment Income
Dividend income                                                        $ 21,018
Interest income                                                           2,230
                                                                 ---------------
Total Income                                                             23,248

Expenses
Investment advisory fee                                               $ 174,321
Administration fees                                                      15,000
Audit fees                                                                6,442
Custodian fees                                                            3,724
Fund accounting                                                          12,600
Insurance fees                                                            2,551
Legal fees                                                                4,104
Registration fees                                                         4,066
Shareholder reports                                                       5,494
Transfer agent fees                                                       9,013
Trustees' fees                                                              417
Miscellaneous expenses                                                    1,834
                                                                 ---------------
Total expenses before waivers and reimbursements                        239,566
Waived fees and reimbursed expenses                                     (60,850)
                                                                 ---------------
Total operating expenses                                                178,716
                                                                 ---------------
Net Investment Loss                                                    (155,468)
                                                                 ---------------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                              586,102
Change in net unrealized depreciation
  on investment securities                                           (2,356,966)
                                                                 ---------------
Net realized and unrealized loss on investment securities            (1,770,864)
                                                                 ---------------
Net decrease in net assets resulting from operations               $ (1,926,332)
                                                                 ===============

See accompanying notes which are an integral part of the financial statements.

Fountainhead Special Value Fund
Statement of Changes in Net Assets
                                                                             For the
                                                                        Six months ended                For the
                                                                         April 30, 2001                Year ended
                                                                           (Unaudited)              October 31, 2000
                                                                       --------------------         -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment loss                                                           $ (155,468)               $ (238,881)
  Net realized gain on  investment securities                                      586,102                 2,763,544
  Change in net unrealized appreciation (depreciation)                          (2,356,966)                  841,203
                                                                       --------------------         -----------------
  Net increase (decrease) in net assets resulting from operations               (1,926,332)                3,365,866
                                                                       --------------------         -----------------
Distributions to shareholders
  From net realized gain                                                        (3,741,772)                 (680,581)
                                                                       --------------------         -----------------
Share Transactions
  Net proceeds from sale of shares                                               6,475,567                12,130,823
  Shares issued in reinvestment of distributions                                 3,528,824                   651,634
  Shares redeemed                                                               (4,326,465)               (4,614,823)
                                                                       --------------------         -----------------
Net increase in net assets
  resulting from share transactions                                              5,677,925                 8,167,634
                                                                       --------------------         -----------------
  Total increase in net assets                                                       9,821                10,852,919

Net Assets
  Beginning of period                                                           24,920,724                14,067,805
                                                                       --------------------         -----------------
  End of period [including accumulated
    undistributed net investment income (loss) of
    ($155,468) and $0, respectively]                                          $ 24,930,545              $ 24,920,724
                                                                       ====================         =================

See accompanying notes which are an integral part of the financial statements.

Fountainhead Special Value Fund
Financial Highlights

                                        For the
                                   Six months ended                                       Period ended
                                    April 30, 2001     For the year ended October 31,      October 31,
                                                   -------------------------------------
                                     (Unaudited)        2000         1999          1998        1997 (c)
                                       -----------------------   ----------    ---------    ---------
Selected Per Share Data
Net asset value, beginning of period     $ 27.21      $ 22.86      $ 12.61      $ 13.35      $ 10.00
                                       ----------   ----------   ----------    ---------    ---------
Income from investment operations
  Net investment income (loss)             (0.14)       (0.31)       (0.16)       (0.09)       (0.02)
  Net realized and unrealized gain (loss)  (2.15)        5.70        10.41        (0.51)        3.37
                                       ----------   ----------   ----------    ---------    ---------
Total from investment operations           (2.29)        5.39        10.25        (0.60)        3.35
                                       ----------   ----------   ----------    ---------    ---------
Less Distributions
  From net realized gain (loss)            (4.13)       (1.04)        0.00        (0.14)       (0.00)
                                       ----------   ----------   ----------    ---------    ---------
Net asset value, end of period           $ 20.79      $ 27.21      $ 22.86      $ 12.61      $ 13.35
                                       ==========   ==========   ==========    =========    =========

Total Return                               (8.40)%(a)   23.35%       81.28%        (4.67)%     33.70%

Ratios and Supplemental Data
Net assets, end of period (000)          $24,931      $24,921      $14,068      $ 6,637      $ 2,629
Ratio of expenses to average net assets    1.50% (b)    1.42%        1.25%        1.20%        0.97%
Ratio of expenses to average net assets
   before fee waivers and reimbursement    2.01% (b)    2.03%        2.50%        2.76%        8.25%
Ratio of net investment income (loss) to
  average net assets                      (1.30)%(b)   (1.15)%      (0.95)%      (0.67)%      (0.16)%
Ratio of net investment income (loss) to
  average net assets
  before fee waivers and reimbursement    (1.81)%(b)   (1.76)%      (2.20)%      (2.22)%      (7.45)%
Portfolio turnover rate                  101.63%      125.24%      177.56%      108.31%      130.63%

(a)    For periods of less than a full year, total return is not annualized.
(b)    Annualized
(c)    December 31, 1996 (commencement of operations) to October 31, 1997.

See accompanying notes which are an integral part of the financial statements.

                         Fountainhead Special Value Fund
                          Notes To Financial Statements
                                 April 30, 2001
                                   (Unaudited)

NOTE 1. ORGANIZATION

The Fountainhead Special Value Fund (the "Fund") is organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term capital growth. The Agreement and Declaration of Trust for the Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Redemption Fees - The Fund charges a redemption fee of 1% of the current net asset value of shares redeemed if the shares are owned less than 180 days. The fee is charged for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee

                         Fountainhead Special Value Fund
                          Notes To Financial Statements
                           April 30, 2001 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

applies to shares being redeemed in the order in which they are purchased. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains King Investment Advisors, Inc. (the "Advisor") to manage the Fund's investments. Roger E. King, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.43% of the average daily net assets of the Fund. For the six months ended April 30, 2001 the Advisor received a fee of $174,321 from the Fund. The Advisor has contractually agreed to waive management fees and reimburse expenses for the Fund to the extent necessary to maintain total operating expenses at the rate of 1.50% of average daily net assets through February 28, 2002. For the six months ended April 30, 2001, the Advisor waived fees and reimbursed expenses of $72,883.

The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel, and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended April 30, 2001, Unified received fees of $15,000 from the Fund for administrative services provided to the Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund also retained Unified to act as the Fund's transfer agent and Fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the six months ended April 30, 2001, Unified received fees of $9,013 from the Fund for transfer agent services provided to the Fund. For its services as Fund accountant, Unified receives an annual fee from the Fund equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 million to $100 million). For the six months ended April 30, 2001, Unified received fees of $12,600 from the Fund for fund accounting services provided to the Fund.

Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned

                         Fountainhead Special Value Fund
                          Notes To Financial Statements
                           April 30, 2001 - continued
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the six months ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, totaled $14,562,677 and $12,302,559, respectively. The gross unrealized appreciation for all securities totaled $4,445,090 and the gross unrealized depreciation for all securities totaled $1,135,763 for a net unrealized appreciation of $3,309,327. The total cost of securities for federal income tax purposes on April 30, 2001 was $22,135,438.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, Charles Schwab & Co., for the benefit of its customers, beneficially owned over 31% of the Fund.

                                 AAM Equity Fund
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

AAM Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - 80.6%                                                              Shares           Value

Aircraft - 1.4%
Northrop Grumman Corp.                                                                950     $      85,738
                                                                                              ---------------

Beverages -1.6%
Coca-Cola Co.                                                                       2,000            92,380
                                                                                              ---------------

Biological Products (No Diagnostic Substances) -1.5%
Amgen, Inc. (a)                                                                     1,500            91,710
                                                                                              ---------------

Cable & Other Pay Television Service - 1.0%
Liberty Media Corp. Class A (a)                                                     3,550            56,800
                                                                                              ---------------

Communications Equipment - 0.0%
McData Corp. Class A (a)                                                               46             1,050
                                                                                               ---------------

Computer & Office Equipment - 2.9%
International Business Machines Corp.                                               1,000           115,140
Hewlett-Packard Co.                                                                 2,000            56,860
                                                                                                ---------------
                                                                                                    172,000
                                                                                                ---------------
Computer Communications Equipment - 1.4%
Cisco Systems, Inc. (a)                                                             5,000            84,900
                                                                                                ---------------

Computer Storage Devices - 2.0%
EMC Corp. (a)                                                                       3,000           118,800
                                                                                                ---------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.4%
Avery Dennison Corp.                                                                1,500            84,105
                                                                                                 ---------------

Electric Services - 2.3%
Dominion Resources, Inc.                                                            2,000           136,980
                                                                                                 ---------------

Electronic & Other Electrical Equipment (No Computer Equip) - 2.0%
General Electric Co.                                                                2,500           120,675
                                                                                                 ---------------

Electronic Computers - 1.4%
Sun Microsystems, Inc. (a)                                                          5,000            85,600
                                                                                                 ---------------

Electronic Instruments - 3.0%
Emerson Electric Co.                                                                1,500            99,975
Koninklijke Phillips Electronics (c)                                                2,500            77,000
                                                                                                 ---------------
                                                                                                    176,975
                                                                                                 ---------------
Fire, Marine, Casualty Insurance - 3.6%
American International Group, Inc.                                                  1,250           102,250
Berkshire Hathaway, Inc. Class B (a)                                                   50           113,750
                                                                                                 ---------------
                                                                                                    216,000
                                                                                                 ---------------

AAM Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - continued                                                         Shares           Value

Foods - 1.2%
Sara Lee Corp.                                                                     3,500      $     69,685
                                                                                                 ---------------

Heavy Construction Other Than Building Const - Contractors - 1.8%
Ashland Inc.                                                                       2,500           107,650
                                                                                                 ---------------

Instruments For Measuring  & Testing Of Electricity & Electronic Signals - 1.6%
Agilent Technologies, Inc. (a)                                                     2,500            97,525
                                                                                                 ---------------

Insurance - 1.7%
Markel Corp. (a)                                                                     500             98,125
                                                                                                 ---------------

Malt Beverages - 1.3%
Anheuser Busch Companies, Inc.                                                     1,950             77,981
                                                                                                 ---------------

Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 1.5%
Martin Marietta Materials, Inc.                                                    2,000             91,940
                                                                                                 ---------------

National Commercial Banks - 6.7%
Bank of America Corp.                                                              1,325             74,200
BB&T Corp.                                                                         3,500            123,970
Citigroup Inc.                                                                     2,000             98,300
Suntrust Banks, Inc.                                                               1,600            101,600
                                                                                                 ---------------
                                                                                                    398,070
                                                                                                 ---------------
Oil, Gas, Field Services - 1.7%
Schlumberger Ltd.                                                                  1,500             99,450
                                                                                                 ---------------

Personal Credit Institutions - 2.1%
Capital One Financial Corp.                                                        2,000            125,720
                                                                                                 ---------------

Petroleum Refining - 6.0%
BP Amoco Corp.                                                                     1,640             88,691
Chevron Corp.                                                                      1,000             96,560
Conoco, Inc. - Class A                                                             3,000             90,870
Murphy Oil Corp.                                                                     925             75,850
                                                                                                 ---------------
                                                                                                    351,971
                                                                                                 ---------------
Pharmaceutical Preparations - 8.2%
American Home Product                                                              1,800            103,950
Bristol Meyers Squibb Co.                                                          1,750             98,000
Johnson & Johnson                                                                  1,000             96,480
Merck & Company, Inc.                                                              1,200             91,164
Schering-Plough Corp.                                                              2,500             96,350
                                                                                                  ---------------
                                                                                                     485,944
                                                                                                  ---------------
Primary Production Of Aluminum - 2.1%
Alcoa, Inc.                                                                        3,000             124,200
                                                                                                  ---------------
AAM Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - continued                                                         Shares            Value

Retail-Drug Stores & Proprietary Stores -1.8%
Walgreen Co.                                                                       2,500       $     106,950
                                                                                                 ---------------

Retail-Radio TV & Consumer Electronics Stores - 2.3%
Circuit City Stores, Inc.                                                          9,000             135,450
                                                                                                  ---------------

Rolling Drawing & Extruding Of Nonferrous Metals - 2.0%
Tredegar Corp.                                                                     6,000             117,300
                                                                                                  ---------------

Semiconductors & Related Devices 1.6%
Intel Corp.                                                                        3,000              92,730
                                                                                                  ---------------

Services-Computer Programming, Data Processing, Etc. - 1.3%
AOL-Time Warner, Inc. (a)                                                          1,500              75,750
                                                                                                  ---------------

Services-Miscellaneous Amusement & Recreation - 1.5%
Walt Disney Company                                                                3,000              90,750
                                                                                                   ---------------

Services-Prepackaged Software - 2.3%
Microsoft Corp. (a)                                                                2,000             135,500
                                                                                                   ---------------

Ship & Boat Building & Repairing - 1.9%
General Dynamics Corp.                                                              1,500            115,620
                                                                                                  ---------------

Telephone & Telegraph Apparatus - 0.0%
Avaya, Inc. (a)                                                                        85              1,257
                                                                                                   ---------------

Telephone Communications (No Radio Telephone) - 1.1%
AT&T Corp.                                                                          3,000             66,840
                                                                                                   ---------------

Telephone Services - 1.7%
SBC Communications, Inc.                                                            2,500            103,125
                                                                                                  ---------------

Wholesale-Groceries & Related Products - 1.7%
Sysco Corp.                                                                         3,500             98,420
                                                                                                  ---------------

Total Common Stock (Cost $4,310,010)                                                             $ 4,791,666
                                                                                                ---------------
                                                                                 Principal
                                                                                   Amount           Value
Money Market Securities - 22.2%
Firstar Treasury Fund, 3.79% (b) (Cost $1,320,282)                                $1,320,282      $ 1,320,282
                                                                                                ---------------

TOTAL INVESTMENTS (Cost $5,630,292) - 102.8%                                                       6,111,948
                                                                                                ---------------
Other assets less liabilities - (2.8)%                                                              (169,639)
                                                                                                ---------------
Total Net Assets - 100.0%                                                                        $ 5,942,309
                                                                                                ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2001.
(c) American Depository Receipt.

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Statement of Assets and Liabilities
(Unaudited)
                                                                                 April 30, 2001

Assets
Investment in securities, at value (cost $5,630,292)                                $ 6,111,948
Cash                                                                                         18
Dividends receivable                                                                      2,492
Interest receivable                                                                       2,606
Receivable for investments sold                                                          42,869
Receivable from advisor                                                                   4,554
Deferred organization costs                                                              11,442
                                                                             -------------------
     Total assets                                                                     6,175,929

Liabilities
Payable for investments purchased                                                     $ 222,699
Accrued investment advisory fee payable                                                   5,036
Other payables and accrued expenses                                                       5,885
                                                                             -------------------
     Total liabilities                                                                  233,620

Net Assets                                                                          $ 5,942,309
                                                                             ===================

Net Assets consist of:
Paid-in capital                                                                     $ 5,637,341
Accumulated undistributed net investment income                                          12,814
Accumulated undistributed net realized loss on investments                             (189,502)
Net unrealized appreciation on investments                                              481,656
                                                                             -------------------

Net Assets, for 546,270 shares                                                      $ 5,942,309
                                                                             ===================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($5,942,309/546,270)                     $ 10.88
                                                                             ===================

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Statement of Operations for the six months ended April 30, 2001
(Unaudited)


Investment Income
Dividend Income                                                                           $ 29,805
Interest Income                                                                             13,736
                                                                                -------------------
Total Income                                                                                43,541


Expenses
Investment advisory fee                                                                     28,971
Organizational expenses                                                                      5,036
Trustees' fees                                                                                 548
                                                                                -------------------
Total expenses before reimbursement                                                         34,555
Reimbursed expenses                                                                         (5,584)
                                                                                -------------------

Total operating expenses                                                                    28,971
                                                                                -------------------
Net Investment Income                                                                       14,570
                                                                                -------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                 (67,136)
Change in net unrealized depreciation
   on investment securities                                                               (216,858)
                                                                                -------------------
Net loss on investment securities                                                         (283,994)
                                                                                -------------------
Net increase in net assets resulting from operations                                    $ (269,424)
                                                                                ===================

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Statement of Changes in Net Assets

                                                                         Six months
                                                                            ended               Year
                                                                          April 30,            ended
                                                                            2001            October 31,
                                                                         (Unaudited)            2000
                                                                      ------------------  -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                                        $ 14,570           $ 10,114
  Net realized loss on investment securities                                    (67,136)           (30,026)
  Change in net unrealized appreciation (depreciation)                         (216,858)           230,800
                                                                      ------------------  -----------------
  Net increase (decrease) in net assets resulting from operations              (269,424)           210,888
                                                                      ------------------  -----------------
Distributions to shareholders
  From net investment income                                                    (11,870)           (16,393)
  From net realized gains                                                             0                  0
                                                                      ------------------  -----------------
  Total distributions                                                           (11,870)           (16,393)
Share Transactions
  Net proceeds from sale of shares                                            1,224,766          1,722,471
  Shares issued in reinvestment of dividends                                          0             10,990
  Shares redeemed                                                              (295,693)          (970,172)
                                                                      ------------------  -----------------
  Net increase in net assets resulting
    from share transactions                                                     929,073            763,289
                                                                      ------------------  -----------------
Total increase in net assets                                                    647,779            957,784

Net Assets
  Beginning of period                                                         5,294,530          4,336,746
                                                                      ------------------  -----------------
  End of period [including accumulated undistributed net
    investment income of $10,114 and $14,570, respectively]                 $ 5,942,309        $ 5,294,530
                                                                      ==================  =================

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Financial Highlights

                                                     Six months
                                                       ended            Year            Year           Period
                                                     April 30,          ended           ended           ended
                                                        2001         October 31,     October 31,     October 31,
                                                    (Unaudited)         2000            1999          1998 (c)
                                                   --------------   --------------  --------------   ------------
Selected Per Share Data
Net asset value, beginning of period                     $ 11.53          $ 10.99          $ 9.43        $ 10.00
                                                   --------------   --------------  --------------   ------------
Income from investment operations
   Net investment income                                    0.03             0.03            0.05           0.03
   Net realized and unrealized gain (loss)                 (0.65)            0.55            1.53          (0.60)
                                                   --------------  --------------   ------------    --------------
Total from investment operations                           (0.62)            0.58            1.58          (0.57)
                                                   --------------   --------------  --------------   ------------
Distribution to shareholders from:
  Net investment income                                    (0.03)           (0.04)          (0.02)          0.00
  Net realized gains                                        0.00             0.00            0.00           0.00
                                                   --------------  --------------   ------------   --------------
Total distributions                                        (0.03)           (0.04)          (0.02)          0.00
                                                   --------------   --------------  --------------   ------------

Net asset value, end of period                           $ 10.88          $ 11.53         $ 10.99         $ 9.43
                                                   ==============   ==============  ==============   ============

Total Return                                             (5.41)%(b)          5.28%          16.74%         (5.70)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                           $5,942           $5,295          $4,337         $2,852
Ratio of expenses to average net assets                    1.15% (a)        1.15%           1.15%          1.14% (a)
Ratio of expenses to average net assets
before reimbursement                                       1.37% (a)        1.35%           1.35%          1.40% (a)
Ratio of net investment income to average net assets       0.58% (a)        0.22%           0.43%          0.90% (a)
Ratio of net investment income to average net assets
before reimbursement                                       0.36%b(a)   0.02%           0.23%          0.64% (a)
Portfolio turnover rate                                   37.54%           32.79%          27.34%         14.41% (a)

(a)  Annualized
(b)  For periods of less than a full year,  the total return is not annualized.
(c)  June 30, 1998 (commencement of operations) to October 31, 1998

See accompanying notes which are an integral part of the financial statements.

                           Corbin Small-Cap Value Fund
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

May 17, 2001

Dear Shareholder:

As of April 30, 2001, the Fund's portfolio contained 21 equities, with 100.5% of the money in equity securities and -0.5% in cash. What a difference a year makes in the fast-moving financial world of the 21st century. A year ago at this time, investors were talking about the blip in the Internet and technology juggernaut; today, we know it to have been a complete collapse. With that said, is the technology sector going away? Of course not. Two of the Fund's largest holdings are companies that use, implement, and develop technology. The difference is that they have sustainable business models that we believe will be proven to be lucrative in the future. The reason has to do with the competitive advantages that these companies have over any would-be peers. I would like to focus on this point in my discussion of the Fund this quarter.

Almost all of the companies that are owned by the Fund have some sort of competitive advantage over their peers, their industry, or other businesses in general. I will focus on three of these firms, because they all have some unique attribute that will, in my opinion, make them a good investment over the long-term. One such company is Cyberonics, a maker of medical devices. The company was recently featured in a major national magazine for its unique patented product, the NCP. The NCP is a pacemaker for the brain. It sends electric current to this area of the body to treat a variety of ailments, and it is the best way to treat many problems without the use of drugs. Last year, the company received a buy-out offer from medical-device giant Medtronic, which wanted to add this unique product to its line of devices. This is a clear instance of proprietary technology giving an advantage to a firm.

Liqui-Box Corporation has a different competitive advantage. The company literally puts liquid in boxes through patented packaging designs. Plastic bottles for Ozarka Water, wine "in a box," and cola syrup "in a box," as well as other such products, are the firm's livelihood. While the market for these products is growing, it will never be huge. The company is part of an oligopoly in its business, meaning that competition is limited. Limited competition allows for excess profits over time, as well as making the business model more steady. Not too many venture capitalists are looking for opportunities to enter the liquid-in-boxes business. This means that, over the long-term, this firm can generate excess profits with little risk. This makes it a good business, and, potentially, a good stock.

Pizza Inn is another company that has an advantage in a competitive industry. It franchises its restaurants primarily in little towns, or in situations in which a small "footprint" makes sense. Consequently, the company can make a large amount of money with very little capital being deployed. This has allowed the company to buy-in shares, pay a good dividend, and make any capital improvements that are needed. Its competitive advantage is that does not need as large a cash-flow margin to operate, in comparison with others in its industry.

Every business in which the Fund owns stock has a unique niche in which it operates. Although market conditions during the last few years have not caused investors to focus on such businesses, that will probably change in the future. We are excited about the opportunities that the market has created, and we continue to believe that the economic fundamentals are becoming increasingly favorable for this style of investing.

On a final note, I would like to comment on the SureBeam Corporation IPO (initial public offering) in which the Fund participated in March. Corbin & Company was one of the first firms to recognize the potential for Titan Corporation's SureBeam unit. SureBeam went public the week of March 16th, which was one of the worst weeks in market history. The deal was easily over-subscribed, and the stock made its public debut. The fact that it could go public in March was a testament to its strong management and business. There were only two IPOs in that month, with this being one of them. We have confidence in this stock, because food safety is constantly in the news, and it is only going to become a bigger issue over the next few years. The advantages of SureBeam's electron-beam food pasteurization process are rapidly gaining recognition in the food industry. We do not purchase many IPOs, but we believe that SureBeam is going to be something special.

PERFORMANCE DISCUSSION

The Fund generated a total return of -9.48% for the six months ended April 30, 2001. The Russell 2000 return for that period was -1.72%, and the S&P 600 Small-Cap Index finished the six months with a return of 1.19%. While the Fund's results are disappointing, we believe that market conditions have created many opportunities.

         Returns for the Six Months Ended April 30, 2001


                                                                                                   Average Annual
                                                                                                       Return
                                                                                                  Since Inception
Fund / Index                                        Six Months              One Year              (June 30, 1997)
-----------------------------------               ----------------        --------------         -------------------
-----------------------------------               ----------------        --------------         -------------------

Corbin Small-Cap Value Fund                                -9.48%               -19.04%                -9.37%
S & P 600 Small-Cap Index                                   1.19%                 8.10%                9.25%
Russell 2000 Index                                         -1.77%                -2.86%                6.71%


                   Corbin Small-Cap S&P 600 Small-Cap Russell 2000 Index
                   $6,855           $14,037           $12,828
                   ----------------------------------------------------
           6/30/97           10,000             10,000          10,000
           7/31/97           10,310             10,629          10,465
           8/31/97           10,520             10,897          10,704
           9/30/97           11,330             11,617          11,488
          10/31/97           11,030             11,116          10,983
          11/30/97           11,210             11,035          10,912
          12/31/97           10,917             11,257          11,103
           1/31/98           10,577             11,037          10,928
           2/28/98           10,853             12,043          11,736
           3/31/98           11,258             12,502          12,220
           4/30/98           11,173             12,575          12,287
           5/30/98           10,619             11,909          11,626
           6/30/98           10,513             11,944          11,650
           7/31/98            9,597             11,030          10,707
           8/31/98            7,402              8,904           8,628
           9/30/98            7,189              9,448           9,303
          10/31/98            7,051              9,886           9,683
          11/30/98            6,380             10,442          10,190
          12/31/98            6,753             11,108          10,820
           1/31/99            6,593             10,969          10,964
           2/28/99            6,114              9,981          10,076
           3/31/99            5,954             10,110          10,233
           4/30/99            7,126             10,777          11,151
           5/31/99            7,605             11,040          11,314
           6/30/99            7,722             11,668          11,826
           7/31/99            7,882             11,565          11,501
           8/31/99            7,339             11,056          11,075
           9/30/99            7,424             11,103          11,078
          10/31/99            7,189             11,075          11,123
          11/30/99            7,743             11,543          11,787
          12/31/99            8,542             12,486          13,121
           1/31/00            8,255             12,099          12,910
           2/29/00            8,713             13,718          15,042
           3/31/00            9,511             13,211          14,051
           4/28/00            8,468             12,985          13,205
           5/31/00            7,701             12,601          12,435
           6/30/00            7,903             13,347          13,519
           7/31/00            7,573             13,019          13,085
           8/31/00            7,956             14,172          14,083
           9/30/00            7,850             13,786          13,669
          10/31/00            7,573             13,872          13,059
          11/30/00            7,030             12,428          11,718
          12/31/00            6,577             13,959          12,725
          01/31/01            7,475             14,558          13,387
          02/28/01            7,112             13,670          12,509
          03/31/01            6,213             13,043          11,897
          04/30/01            6,855             14,037          12,828

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 600 Small-Cap Index and the Russell 2000 Index on June 30, 1997 (inception of the Fund) and held through April 30, 2001. The S&P 600 Small-Cap Index and the Russell 2000 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Corbin Small-Cap Value Fund portfolio. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the indices plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

The Fund held a considerable amount of cash going into October last year, and we put much of it to work in the October/November time frame, expecting the market to rally after the presidential election. We did not expect the election process to take 30+ days to determine a winner. In addition, bad economic reports fueled the market's problems. Unfortunately, this led to a ghastly month of December for the Fund. In my years of investing, I have never seen the degree of indiscriminate tax-loss selling that occurred in December. However, that activity did allow us to pick up some outstanding bargains, including an initial investment in Summa Industries and additions to the holdings of Cyberonics, Rush Enterprises, and VTEL Corporation.

Recent market events have left participants wondering what will happen next. We believe that the market is in a process of re-setting to a value style of investing that should favor the Fund. For the first time in many months, investors are adding small-cap value stocks to their portfolios. We believe that that trend will continue.

FOCUS ON THE TOP FIVE HOLDINGS

Duckwall-Alco Stores, Inc. (DUCK) - The company is a retailer primarily based in the middle 60% of the country. It operates small retail stores in rural towns from Ohio to Idaho. Most of the stores are in non-competitive markets, and, because of that, the firm has significantly higher profit margins than those of most retailers. The company has recently re-purchased 20% of its stock and is looking at numerous alternatives to maximize value.

Quanex Corporation (NX) - This company is one of the leading steel mini-mills in the country. It is also one of the lowest-cost producers of aluminum in the world. The firm is currently in the process of selling assets and focusing on delivering value to its shareholders through share repurchases and debt reduction.

Successories, Inc. (SCES) - Successories is a specialty retailer and wholesaler that creates, produces, and promotes a large assortment of motivational and self-improvement products. The company's product line includes wall decor, books, audiotapes, desktop art, mugs, greeting cards, and personalized gifts and awards.

Titan Corporation (TTN) - Titan assists technology-based businesses and others by creating, developing, and deploying state-of-the-art technical solutions, such as information technology, communications, medical product sterilization, and (through its majority-owned subsidiary, SureBeam Corporation) electron-beam food pasteurization. Titan is primarily known for providing information technology and communications services and products for defense, intelligence, and other U.S. and allied government agencies, and for its satellite-based and wireless-based communication services and systems.

VTEL Corporation (VTEL) - VTEL designs and produces digital visual communications technology, and distributes that technology to corporations, healthcare facilities, educational institutions, and government operations. It is considered to be a distinguished corporation because of its exclusive services and video-networking software.

FINAL THOUGHTS

Thank you once again for choosing the Corbin Small-Cap Value Fund. The Fund's ticker symbol is CORBX, and it can be found on most quotation services. If you have any questions or comments, please contact me at dcorbin@corbincom.com or
(800) 490-9333. We appreciate your confidence in the Fund and look forward to better days ahead.



Sincerely,



David A. Corbin, CFA
President and Chief
Investment Officer


For a prospectus and more information, including charges and expenses, call toll free 1-800-924-6848. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified  Financial Securities, Inc.


Corbin Small-Cap Value Fund
Schedule of Investments - April 30, 2001
(Unaudited)


Common Stocks - 101.9%                                               Shares               Value

Air Conditioning & Warm Air Heating Equipment
  & Commercial & Industrial Refrigeration  Equipment - 5.0%
Lancer Corporation (a)                                               20,000            $      102,000
                                                                                    ----------------------

Books: Publishing Or Publishing And Printing - 4.4%
Thomas Nelson, Inc.                                                  13,000                    89,700
                                                                                    ----------------------


Commercial Printing - 6.2%
Successories, Inc. (a)                                               64,700                   126,165
                                                                                    ----------------------


Electric Lighting & Wiring Equipment - 5.4%
Hubbell, Inc.                                                         4,000                   110,480
                                                                                    ----------------------


Electromedical & Electrotherapeutic Apparatuses - 2.8%
Cyberonics, Inc. (a)                                                  5,000                    57,000
                                                                                    ----------------------

In Vitro & In Vivo Diagnostic Substances - 1.9%
North American Scientific, Inc. (a)                                   3,000                    39,720
                                                                                    ----------------------

Miscellaneous Furniture & Fixtures - 1.3%
Koala Corporation (a)                                                 7,000                    26,390
                                                                                    ----------------------

Plastics Products - 9.6%
Liqui-Box Corporation                                                 2,400                   106,128
Summa Industries, Inc. (a)                                           10,000                    90,200
                                                                                    ----------------------
                                                                                              196,328
                                                                                    ----------------------

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 1.7%
A. Schulman , Inc.                                                    3,000                    35,010
                                                                                    ----------------------

Radio & TV Broadcasting & Communications Equipment - 15.0%
VTEL Corporation (a)                                               234,600                   307,326
                                                                                    ----------------------

Retail-Auto Dealers & Gasoline Stations - 3.2%
Rush Enterprises, Inc. (a)                                          15,200                     64,600
                                                                                    ----------------------

Retail-Variety Stores - 6.9%
Duckwall-Alco Stores, Inc. (a)                                      21,000                    140,700
                                                                                    ----------------------

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.8%
Herley Industries, Inc. (a)                                          5,000                     78,400
                                                                                    ----------------------

Services-Computer Integrated Systems Design - 14.7%
Titan Corporation (a)                                               18,000                    300,600
                                                                                    ----------------------

Corbin Small-Cap Value Fund
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - continued                                        Shares                    Value

Services-Management Consulting Services - 2.3%
Nextera Enterprises, Inc. Class A (a)                               47,300              $     46,827
                                                                                    ----------------------

Ship & Boat Building & Repairing - 3.2%
Unifab International, Inc. (a)                                      10,000                    65,100
                                                                                    ----------------------

Special Industry Machinery (No Metalworking Machinery) - 4.5%
SureBeam Corporation Class A (a)                                     7,600                    92,720
                                                                                    ----------------------


Steel Works, Blast Furnace, Rolling Mills (Coke Ovens) - 6.1%
Quanex Corporation                                                   6,000                    124,200
                                                                                    ----------------------

Television Broadcasting Stations - 1.1%
Hispanic Television Network, Inc. (a)                               64,500                     22,575
                                                                                    ----------------------

Wholesale-Groceries & Related Products - 2.8%
Pizza Inn, Inc.                                                     29,000                     57,420
                                                                                    ----------------------

TOTAL COMMON STOCKS (Cost $2,768,532)                                                       2,083,261
                                                                                    ----------------------
TOTAL INVESTMENTS - 101.9% (Cost $2,768,532)                                              $ 2,083,261
                                                                                    ----------------------

Other assets less liabilities - (1.9)%                                                        (39,022)
                                                                                    ----------------------

Total Net Assets - 100.0%                                                                 $ 2,044,239
                                                                                    ======================

(a) Non-income producing

See Accompanying notes which are an integral part of the financial statement.

Corbin Small-Cap Value Fund                                                         April 30, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (cost $2,768,532)                                   $ 2,083,261
Receivable for fund shares sold                                                                800
Dividends receivable                                                                           405
Other receivables                                                                            6,634
                                                                                 ------------------
   Total assets                                                                          2,091,100

Liabilities
Payable for fund shares redeemed                                                            36,012
Payable for securities purchased                                                             8,941
Accrued investment advisory fee                                                              1,908
                                                                                 ------------------
     Total liabilities                                                                      46,861
                                                                                 ------------------

Net Assets                                                                             $ 2,044,239
                                                                                 ==================

Net Assets consist of:
Paid  in capital                                                                       $ 3,283,169
Accumulated undistributed net investment loss                                               (6,059)
Accumulated net realized loss on investments                                              (547,600)
Net unrealized depreciation on investments                                                (685,271)
                                                                                 ------------------

Net Assets, for 318,817 shares                                                         $ 2,044,239
                                                                                 ==================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($2,044,239/318,817)                        $ 6.41
                                                                                 ==================

See Accompanying notes which are an integral part of the financial statement.

Corbin Small-Cap Value Fund
Statement of Operations for the  six months ended April 30, 2001
(Unaudited)


Investment Income
Dividend income                                                                          $ 12,369
Interest income                                                                             3,048
                                                                                  ----------------
Total Income                                                                               15,417


Expenses
Investment advisory fee                                                                  $ 15,897
Trustees' fees                                                                                542
                                                                                  ----------------
Total expenses before reimbursement                                                        16,439
Reimbursed expenses                                                                          (542)
                                                                                  ----------------
Total operating expenses                                                                   15,897
                                                                                  ----------------
Net Investment Loss                                                                          (480)
                                                                                  ----------------

Realized & Unrealized Loss
Net realized loss on investment securities                                               (172,280)
Change in net unrealized depreciation
   on investment securities                                                               (63,022)
                                                                                  ----------------
Net realized & unrealized loss on investment securities                                  (235,302)
                                                                                  ----------------
Net decrease in net assets resulting from operations                                   $ (235,782)
                                                                                  ================

See Accompanying notes which are an integral part of the financial statement.

Corbin Small-Cap Value Fund
Statement of Changes in Net Assets


                                                                             Six months
                                                                               ended                  Year
                                                                           April 30, 2001            ended
                                                                            (Unaudited)         October 31, 2000
                                                                         -------------------   -------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                         (480)              $ 6,352
  Net realized gain (loss) on investment securities                                (172,280)              477,022
  Change in net unrealized appreciation (depreciation)                              (63,022)             (395,107)
                                                                                               -------------------
                                                                         -------------------
  Net increase (decrease) in net assets resulting from operations                  (235,782)               88,267
                                                                         -------------------   -------------------
Distributions to shareholders
  From net investment income                                                        (10,486)                    0
  From net realized gain                                                                  0                     0
                                                                         -------------------   -------------------
  Total distributions                                                               (10,486)                    0
                                                                         -------------------   -------------------
Share Transactions
  Net proceeds from sale of shares                                                  525,301             1,151,984
  Shares issued in reinvestment of distributions                                          0                     0
  Shares redeemed                                                                (1,122,392)             (646,942)
                                                                         -------------------   -------------------
Net increase (decrease) in net assets resulting
  from share transactions                                                          (597,091)              505,042
                                                                         -------------------   -------------------
  Total increase (decrease)in net assets                                           (843,359)              593,309

Net Assets
  Beginning of period                                                             2,887,598             2,294,289
                                                                         -------------------   -------------------
  End of period [including accumulated net investment
    income (loss) of $(4,617) and $6,352, respectively]                         $ 2,044,239           $ 2,887,598
                                                                         ===================   ===================


Capital Share Transactions
   Shares sold                                                                       80,763               151,045
   Shares issued in reinvestment of distributions                                         0                     0
   Shares repurchased                                                              (167,991)              (85,167)
                                                                         -------------------   -------------------

   Net increase from capital transactions                                           (87,228)               65,878
                                                                         ===================   ===================

See Accompanying notes which are an integral part of the financial statement.

Corbin Small-Cap Value Fund
Financial Highlights


                                            Six months
                                               Ended           Year           Year           Year         Period
                                             April 30,        Ended          ended           ended         ended
                                               2001        October 31,    October 31,     October 31,   October 31,
                                            (Unaudited)        2000           1999           1998        1997 (a)
                                           --------------  -------------  -------------   ------------  ------------
Selected Per Share Data
Net asset value, beginning of period                7.11         $ 6.75         $ 6.62        $ 11.03       $ 10.00
                                             ------------  -------------  -------------   ------------  ------------
   Income from investment operations:
   Net investment income (loss)                     0.02           0.02          (0.01)         (0.01)         0.00
   Net realized and unrealized gain (loss)         (0.70)          0.34           0.14          (3.76)         1.03
                                            -------------   ------------  ------------   --------------  -----------
Total from investment operations                   (0.68)          0.36           0.13          (3.77)         1.03
                                             ------------   ------------  -------------   ------------  ------------
Less Distributions
  From net investment income                       (0.02)          0.00           0.00          (0.01)         0.00
  From net realized gain                            0.00           0.00           0.00          (0.63)         0.00
                                            ------------    ------------     ------------   ------------  -------------
Total distributions                                (0.02)          0.00           0.00          (0.64)         0.00
                                           --------------  -------------  -------------   ------------  ------------
Net asset value, end of period                    $ 6.41         $ 7.11         $ 6.75         $ 6.62       $ 11.03
                                           ==============  =============  =============   ============  ============

Total Return                                       (9.48)(b)      5.33%          1.96%         (36.07)%      10.30% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                  $ 2,044        $ 2,888        $ 2,294        $ 2,289       $ 1,334
Ratio of expenses to average net assets            1.25% (c)      1.25%          1.25%          1.25%         1.23% (c)
Ratio of expenses to average net assets
    before reimbursement                           1.29% (c)      1.36%          1.31%          1.30%         1.23% (c)
Ratio of net investment income to
    average net assets                             (0.04)(c)      0.24%          (0.20)%        (0.15)%       0.00%
Ratio of net investment income to
    average net assets before reimbursement        (0.08)(c)      0.12%          (0.26)%        (0.20)%       0.00%
Portfolio turnover rate                           32.04%         94.69%         65.66%         86.42%        20.41% (c)

(a) June 30, 1997 (commencement of operations) to October 31, 1997
(b) For periods of less than a full year, total returns are not annualized.
(c) Annualized

See Accompanying notes which are an integral part of the financial statement.

                                            Corbin Small-Cap Value Fund
                                           Notes to Financial Statements
                                                  April 30, 2001
                                                    (Unaudited)

NOTE 1. ORGANIZATION

The Corbin Small-Cap Value Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on June 10, 1997, and commenced operations on June 30, 1997. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The Declaration of Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

                                            Corbin Small-Cap Value Fund
                                           Notes to Financial Statements
                                            April 30, 2001 - continued
                                                    (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Corbin & Company (the "Advisor") to manage the Fund's investments. David A. Corbin, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended April 30, 2001, the Advisor earned a fee of $15,897 from the Fund. The Advisor has contractually agreed through February 28, 2002, to reimburse the Fund for the fees and expenses of the disinterested Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of average daily net assets. For the six months ended April 30, 2001, the Advisor reimbursed expenses of $542.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Prior to December 31, 2000, the Fund retained AmeriPrime Financial Securities, Inc., to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc., sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc., to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc., and Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the six months ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $775,574 and $1,089,122, respectively. The gross unrealized appreciation for all securities totaled $95,671, and the gross unrealized depreciation for all securities totaled $780,942, for a net unrealized depreciation of $685,271. The aggregate cost of securities for federal income tax purposes at April 30, 2001, was $2,768,532.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the
                           Corbin Small-Cap Value Fund
                          Notes to Financial Statements
                           April 30, 2001 - continued
                                   (Unaudited)

NOTE 6. RELATED PARTY TRANSACTIONS - continued

Investment Company Act of 1940. As of April 30, 2001, Charles Schwab & Co., for the benefit of its customers, beneficially owned over 35% of the Fund.

                            Marathon Value Portfolio
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

Dear Shareholder:

For a discussion of the Fund's performance during the six months ended April 30, 2001, please see the 'Management Discussion' in the semi-annual report.

I have carefully tailored the Marathon Value Portfolio ("MVP") to give you a wide exposure to the different areas of investment promise including about a 7% foreign market exposure. Our average market capitalization exceeds 10 billion dollars and Morningstar puts us in the large capitalization blend sector. That means we invest in both "value" and "growth" stocks and that we own predominantly large liquid companies. Risk control is a major part of my job.

You may refer to our web site at www.spectrumadvisory.com/mutual.html for more current information on the fund.

In the first six months of the current fiscal year, I have invested an additional $75,000 of personal funds in MVP. I intend to add to my holdings in the current period as well.

Thank you for your confidence in MVP and a special thanks to those who have referred friends to the Fund.

Sincerely,

Marc S. Heilweil
President

For a prospectus and more information, including charges and expenses, call toll free 1-800-788-6086. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.

Management Discussion:


You should be pleased that Marathon Value Portfolio ("Marathon") had another excellent six months. For the period ended April 30, 2001, total return of Marathon was +6.63%, while for the same period the S& P 500 was down -12.1%. Since inception, March 28, 2000, through April 30, 2001, Marathon's return was +18.87%; the S&P 500 total return for the same period was -16.10%. A comparison of the one-year period ended April 30, 2001 shows Marathon with a total return of +13.17% and the S&P 500 with a total return of -13.00.

The latest six-month period also provided an excellent lesson in investment math. Many major favorites of the late 90's surged 30 to 50 percent from late March to early May. Their long-term holders did not come close to recouping their losses of the prior six months. The lesson - a 50% gain does not come close to recouping a 50% loss.

The ideal investment in a public company has three elements: good management, a good business, and a good price. Not surprisingly, those investments that contributed most to our return in the last six months had at least two of those elements. Eaton Corporation is a manufacturer of highly engineered products for trucks and automobiles and also makes fluid power and control products. Its management has excelled in developing higher margin products in order to survive in these tough businesses. It also had a subsidiary that it spun off to shareholders, Axcelis Technology Inc. Axcelis has a leading position in the manufacturing of equipment to make transistors for use in semiconductors. When I examined this spin-off, I liked it and it too has performed well.

First Data also helped returns as its superb business model received greater recognition. It makes a few pennies every time a customer or merchant engages in a non-cash transaction. Ric Duques has been a superb leader, and I am sorry to see him stepping down, but he has carefully groomed his successor.

Ideas do not always originate with business sources, for example, my mother-in-law once worked as a representative for Elizabeth Arden, so I have often heard praise for its skin care products and cosmetics. When Unilever PLC, following a new management fad, dumped the business, I took a close look at the buyer now renamed Elizabeth Arden. I liked the management and the price of the stock and bought it.

The latest six-month period has demanded careful winnowing of individual companies. You will recall that previously we had taken advantage of the spectacular prices available on the top-flight "old economy" manufacturers: 3M and Emerson Electric. No such obvious themes informed my selection in this latest six-month period. It is, more than ever, a "market of stocks" which suits us "to a tee".

           COMPARISON OF A $10,000 INVESTMENT IN THE MARATHON VALUE
                      PORTFOLIO FUND AND THE S&P 500 INDEX

      Date             Marathon Value
                     Portfolio $11,792   S&P 500 $8,391

    3/28/00             $10,000.00         $10,000.00
    4/30/00             $10,526.00          $9,642.00
    5/31/00             $10,644.00          $9,444.00
    6/30/00             $10,558.00          $9,677.00
    7/31/00             $10,644.00          $9,525.00
    8/31/00             $10,987.00         $10,117.00
    9/30/00             $10,773.00          $9,583.00
   10/31/00             $11,148.00          $9,542.00
   11/30/00             $10,987.00          $8,790.00
   12/31/00             $11,513.00          $8,833.00
    1/31/01             $11,867.00          $9,147.00
    2/28/01             $11,706.00          $8,313.00
    3/31/01             $11,330.00          $7,786.00
    4/30/01             $11,792.00          $8,391.00

*This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on March 28, 2000 (commencement of operations under Spectrum) and held through May 31, 2001. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. Periods prior to 3/28/00, when another investment advisor managed the Fund, are not shown. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Marathon Value Portfolio
Schedule of Investments - April 30, 2001
(Unaudited)
Common Stocks - 76.0%                                            Shares              Value

Aerospace - 0.2%
Spacehab, Inc. (a)                                                 4,200                  12,222
                                                                               ------------------
Apparel - 1.3%
Jones Apparel Group, Inc. (a)                                      1,900                  75,506
                                                                               ------------------
Banking - 3.2%
Mitsubishi Tokyo Financial Group, Inc. (c)                         7,200                  74,160
SouthTrust Corp.                                                   1,200                  57,060
US Bancorp                                                         2,530                  53,585
                                                                               ------------------
                                                                                         184,805
                                                                               ------------------
Basic Materials & Chemicals - 2.8%
PPG Industries, Inc.                                               1,600                  85,040
Valspar Corp.                                                      2,500                  77,250
                                                                               ------------------
                                                                                         162,290
                                                                               ------------------
Beverages - 1.6%
Coca Cola Co.                                                      2,000                  92,380
                                                                               ------------------
Biotechnology - 1.4%
Amgen, Inc.                                                        1,300                  79,482
                                                                               ------------------
Building Materials - 1.4%
Masco Corp.                                                        3,500                  80,500
                                                                               ------------------
Computer Hardware - 0.4%
Compaq Computer Corp.                                              1,300                  22,750
                                                                               ------------------
Computer Services / Processing - 2.7%
First Data Corp.                                                   2,300                 155,112
                                                                               ------------------
Consumer Staples - Household Products - 4.3%
Kimberly Clark Corp.                                               2,000                 118,800
Procter & Gamble Co.                                                 700                  42,035
Tupperware Corp.                                                   3,900                  85,878
                                                                               ------------------
                                                                                         246,713
                                                                               ------------------
Container & Packaging - 1.1%
Temple Inland, Inc.                                                1,200                  61,200
                                                                               ------------------
Cosmetics & Toiletries - 1.5%
Elizabeth Arden, Inc. (a)                                          4,800                  87,840
                                                                               ------------------
Marathon Value Portfolio
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - contined                                         Shares              Value

Electronic Equipment - 8.3%
CommScope, Inc. (a)                                                 3,100               $ 58,528
Cooper Industries, Inc.                                             1,600                 59,792
Eaton Corp.                                                         1,300                 95,693
Emerson                                                             1,800                119,970
Invensys Plc (c)                                                    7,500                 32,250
SCI Systems, Inc.  (a)                                                600                 15,330
Texas Instruments, Inc.                                             1,600                 61,920
Uniroyal Technology Corp. (a)                                       3,000                 27,600
                                                                               ------------------
                                                                                         471,083
                                                                               ------------------
Entertainment - 0.1%
GC Companies, Inc.                                                  5,000                  8,350
                                                                               ------------------
Equipment - Semi-Conductors - 1.9%
Axcelis Technologies, Inc. (a)                                      7,186                107,862
                                                                               ------------------
Financial Services - 0.7%
Moody's Corp.                                                       1,200                 37,680
                                                                               ------------------
Food & Beverage - 0.5%
Tootsie Roll Industries, Inc.                                         618                 29,887
                                                                               ------------------
Grocery Stores - 2.2%
Delhaize "Le Lion" S.A.  Co. (c)                                    1,800                 94,770
Weis Markets, Inc.                                                    900                 31,374
                                                                               ------------------
                                                                                         126,144
                                                                               ------------------
Health Care - Diverse - 7.0%
Abbott Laboratories                                                 1,000                 46,380
Becton, Dickinson & Co.                                             3,200                103,520
Bristol-Myers Squibb Co.                                            1,200                 67,200
Merck & Co., Inc.                                                   2,400                182,328
                                                                               ------------------
                                                                                         399,428
                                                                               ------------------
Home Furnishings - 0.3%
Leggett & Platt, Inc.                                                 800                 15,528
                                                                               ------------------
Industrial Machinery - Photo Imaging - 1.9%
Zebra Technologies Corp. - Class A (a)                              2,500                108,150
                                                                               ------------------
Insurance - 7.0%
Chubb Corp., The                                                    1,500               100,125
Berkshire Hathaway, Inc. -  Class B                                   100               227,500
Tokio Marine & Fire Insurance Ltd. (c)                              1,300                67,925
                                                                               ------------------
                                                                                        395,550
                                                                               ------------------
Manufacturer - Diverse - 2.2%
Lawson Products, Inc.                                               1,000                27,900
Minnesota Mining and Manufacturing Co.                                800                95,208
                                                                               ------------------
                                                                                        123,108
                                                                               ------------------
Marathon Value Portfolio
Schedule of Investments - April 30, 2001
(Unaudited)

Common Stocks - contined                                         Shares              Value

Manufacturer - Capital Goods - 2.3%
Dionex Corp. (a)                                                   2,000                59,940
Hunt Corp.                                                         1,500                 7,875
Illinois Tool Works, Inc.                                          1,000                63,380
                                                                               ------------------
                                                                                       131,195
                                                                               ------------------
Motels & Hotels - 0.5%
Host Marriott Corp.                                                2,000                25,780
                                                                               ------------------
Oil & Gas - 1.6%
BP Amoco (c)                                                       1,700                91,936
                                                                               ------------------
Oil - Gas Drilling & Equipment - 2.3%
Schumberger Limited                                                2,000               132,600
                                                                               ------------------
Publishing - Newspapers - 1.4%
Gannett Co., Inc.                                                  1,200                77,460
                                                                               ------------------
Real Estate  - 6.4%
Avatar Holdings, Inc.                                              1,500                37,500
Crescent Real Estate Equities Co.                                  6,000               142,740
Federal Realty Investment Trust                                    2,800                54,600
Post Properties, Inc.                                              2,900               106,894
Trizec Hahn Corp.                                                  1,500                23,250
                                                                               ------------------
                                                                                       364,984
                                                                               ------------------
Retail Stores - 2.1%
Costco Wholesale Corp. (a)                                         2,700                94,311
Rite Aid Corp.                                                     3,600                26,244
                                                                               ------------------
                                                                                       120,555
                                                                               ------------------
Telecommunications - 2.2%
CoreComm Limited (a)                                               3,500                   805
BellSouth Corp.                                                    2,800               117,488
Global TeleSystems, Inc. (a)                                      10,000                 5,800
                                                                               ------------------
                                                                                       124,093
                                                                               ------------------
Transportation - 3.2%
Florida East Coast Industries, Inc. -  Class A                     2,200                68,200
Kriby Corp.                                                        5,100               112,710
                                                                               ------------------
                                                                                       180,910
                                                                               ------------------
TOTAL COMMON STOCKS (Cost $3,975,325)                                              $ 4,333,083
                                                                               ------------------
                                                               Principal
                                                                 Amount              Value
AGENCY OBLIGATIONS - 1.1%
Federal Home Loan Mtg. Co., 7.00%, 03/11/2013  (Cost $60,115)    65,000                 $ 64,922
                                                                               ------------------
CORPORATE BONDS - 1.6%
Avatar Holdings Note, 7.00%, 4/01/2005 (Cost $27,024) (a)        30,000                   28,838
Comdisco, Inc., 6.00%, 1/03/2002 (Cost $63,436)                 100,000                   62,500
                                                                               ------------------
Marathon Value Portfolio
Schedule of Investments - April 30, 2001
(Unaudited)

                                                                                          91,338
                                                                               ------------------
CORPORATE COMMERCIAL PAPER - 17.5%
Heller Financial, 4.65%, 5/8/01 (Cost $1,000,000)            1,000,000                 1,000,000
                                                                               ------------------
MONEY MARKET SECURITIES - 5.3%
Firstar Treasury Fund, 4.05% (b) (Cost $302,445)               302,445                   302,445
                                                                               ------------------
TOTAL INVESTMENTS - 101.5% (Cost $5,428,811)                                           5,791,788
                                                                               ------------------
Liabilities in excess of Other Assets - (1.5%)                                           (88,697)
                                                                               ------------------
TOTAL NET ASSETS - 100.0%                                                            $ 5,703,091
                                                                               ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April
30, 2001.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statement of Assets & Liabilities
(Unaudited)
                                                                        April 30, 2001
Assets
Investment in securities (Cost $5,428,811)                                 $ 5,791,788
Dividends receivable                                                             1,527
Interest receivable                                                              4,567
Receivable for fund shares sold                                                 12,200
                                                                      -----------------
     Total Assets                                                            5,810,082

Liabilities
Payable to custodian bank                                                      $ 5,069
Payable investments purchased                                                   93,340
Accrued investment advisory fee payable                                          8,582
                                                                      -----------------
     Total Liabilities                                                         106,991
                                                                      -----------------
Net Assets                                                                 $ 5,703,091
                                                                      =================
Net Assets consist of:
Paid - in capital                                                          $ 5,401,681
Accumulated undistributed net investment income                                 25,357
Accumulated net realized loss on security transactions                         (86,924)
Net unrealized appreciation on investments                                     362,977
                                                                      -----------------
Net Assets, for 518,953 shares                                             $ 5,703,091
                                                                      =================
Net Asset Value

Net Assets
Offering price and redemption price per share  ($5,703,091/518,953)            $ 10.99
                                                                      =================

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statement of Operations
(Unaudited)
                                                             For the six months ended
                                                                  April 30, 2001
Investment Income
Dividend income                                                       $ 27,378
Interest income                                                         42,762
                                                             ------------------
Total Income                                                            70,140

Expenses
Investment advisory fee                                               $ 28,322
Trustees' fees                                                             680
                                                             ------------------
Total operating expenses                                                29,002
                                                             ------------------
Net Investment Income                                                   41,138
                                                             ------------------
Realized & Unrealized Gain
Net realized gain on securities transactions                            83,045
Change in net unrealized appreciation
  on investment securities                                             187,078
                                                             ------------------
Net gain on investment securities                                      270,123
                                                             ------------------
Net increase in net assets resulting from operations                 $ 311,261
                                                             ==================

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Statement of Changes in Net Assets
                                                                 For the
                                                                six months          Year
                                                                  ended            ended
                                                                April 30,       October 31,
                                                               2001 (Unaudited)     2000
                                                               -------------------------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                            $ 41,138          $ 19,574
  Net realized gain on investment securities                         83,045           180,290
  Net realized (gain) loss on options transactions                        0           (70,563)
  Change in net unrealized appreciation                             187,078           128,612
                                                               -------------   ---------------
  Net increase in net assets resulting from operations              311,261           257,913
                                                               -------------   ---------------
Distributions to shareholders
   From net investment loss                                         (35,339)                0
   From net realized gain                                                 0                 0
                                                               -------------   ---------------
   Total distributions                                              (35,339)                0
                                                               -------------   ---------------
Share Transactions
  Net proceeds from sale of shares                                1,646,501         3,655,135
  Shares issued in reinvestment of distributions                     (1,103)                0
  Shares redeemed                                                         0        (4,247,371)
                                                               -------------   ---------------
Net increase (decrease) in net assets resulting
  from share transactions                                         1,645,398          (592,236)
                                                               -------------   ---------------
Total increase (decrease) in net assets                           1,921,320          (334,323)

Net Assets
  Beginning of period                                             3,781,771         4,116,094
                                                               -------------   ---------------
  End of period [including accumulated net investment
    income of $41,138 and $19,574, respectively]                $ 5,703,091       $ 3,781,771
                                                               =============   ===============

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Financial Highlights
                                           For the
                                          six months
                                           ended          Year         Year        Period
                                           April 30,      ended        ended        ended
                                             2001       October 31, October 31,   October 31,
                                          (Unaudited)     2000         1999         1998 (a)
                                          ------------------------   ----------   -----------
Selected Per Share Data
Net asset value, beginning of period         $ 10.38       $ 9.23       $ 8.48       $ 10.00
                                          -----------   ----------   ----------   -----------
Income from investment operations
  Net investment income (loss)                  0.92         0.08        (0.01)         0.02
  Net realized and unrealized gain (loss)      (0.22)        1.07         0.78         (1.54)
                                          -----------   ----------   ----------   -----------
Total from investment operations                0.70         1.15         0.77         (1.52)
                                          -----------   ----------   ----------   -----------
Less distributions
  From net investment income (loss)            (0.09)        0.00        (0.02)         0.00
  From realized gain                            0.00         0.00         0.00          0.00
  Return of capital                             0.00         0.00         0.00          0.00
                                          -----------   ----------   ----------   -----------
Net asset value, end of period               $ 10.99      $ 10.38       $ 9.23        $ 8.48
                                          ===========   ==========   ==========   ===========

Total Return                                   6.63%       11.48%  (d)   9.04%        (15.20)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)               $5,703       $3,782       $4,116         $3,259
Ratio of expenses to average net assets        1.28% (c)    1.42%  (e)   1.48%          1.47% (c)
Ratio of expenses to average net assets
   before reimbursement                        1.28% (c)    1.49%        1.51%          1.50% (c)
Ratio of net investment income (loss) to
   average net assets                          1.81% (c)    0.85%        (0.07)%        0.36% (c)
Ratio of net investment income (loss) to
   average net assets before reimbursement     1.81% (c)    0.79%        (0.11)%        0.33% (c)
Portfolio turnover rate                       44.59%      207.02%       140.37%        61.04% (c)


(a)  March 12, 1998 (commencement of operations) to October 31, 1998
(b)  For periods of less than a full year, the total return is not annualized.
(c)  Annualized.
(d) Effective March 28, 2000, the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.
(e) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.

See accompanying notes which are an integral part of the financial statements.

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                 April 30, 2001
                                   (Unaudited)

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on December 29, 1997 and commenced operations on March 12, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of agreement separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the advisor, in conformity by guidelines adopted and subject to review of the Board.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Option writing - When the Fund writes an option; an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                 April 30, 2001
                                   (Unaudited)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Spectrum Advisory Services, Inc. (the "Advisor") to manage the Fund's investments. Marc S. Heilweil, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, Rule 12B-1 expenses, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the period ended, April 30, 2001, the Advisor earned a fee of $8,582 from the Fund. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person trustees, but only to the extent necessary to maintain the Fund's total annual operating expense ratio at 1.28% of average daily net assets through February 28, 2006. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc., to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to

                            Marathon Value Portfolio
                          Notes To Financial Statements
                                 April 30, 2001
                                   (Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

either distributor during the period ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

For the period ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $2,109,884 and $765,571, respectively. As of April 30, 2001, the gross unrealized appreciation for all securities totaled $518,883 and the gross unrealized depreciation for all securities totaled $155,906 for a net unrealized appreciation of $362,977. The aggregate cost of securities for federal income tax purposes at April 30, 2001 was $5,428,811.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, Charles Schwab & Co. owned of record in aggregate more than 68% of the Fund.

                                AAM Equity Fund
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

AAM Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - 80.6%                                                              Shares           Value

Aircraft - 1.4%
Northrop Grumman Corp.                                                                950     $      85,738
                                                                                              ---------------

Beverages -1.6%
Coca-Cola Co.                                                                       2,000            92,380
                                                                                              ---------------

Biological Products (No Diagnostic Substances) -1.5%
Amgen, Inc. (a)                                                                     1,500            91,710
                                                                                              ---------------

Cable & Other Pay Television Service - 1.0%
Liberty Media Corp. Class A (a)                                                     3,550            56,800
                                                                                              ---------------

Communications Equipment - 0.0%
McData Corp. Class A (a)                                                               46             1,050
                                                                                               ---------------

Computer & Office Equipment - 2.9%
International Business Machines Corp.                                               1,000           115,140
Hewlett-Packard Co.                                                                 2,000            56,860
                                                                                                ---------------
                                                                                                    172,000
                                                                                                ---------------
Computer Communications Equipment - 1.4%
Cisco Systems, Inc. (a)                                                             5,000            84,900
                                                                                                ---------------

Computer Storage Devices - 2.0%
EMC Corp. (a)                                                                       3,000           118,800
                                                                                                ---------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.4%
Avery Dennison Corp.                                                                1,500            84,105
                                                                                                 ---------------

Electric Services - 2.3%
Dominion Resources, Inc.                                                            2,000           136,980
                                                                                                 ---------------

Electronic & Other Electrical Equipment (No Computer Equip) - 2.0%
General Electric Co.                                                                2,500           120,675
                                                                                                 ---------------

Electronic Computers - 1.4%
Sun Microsystems, Inc. (a)                                                          5,000            85,600
                                                                                                 ---------------

Electronic Instruments - 3.0%
Emerson Electric Co.                                                                1,500            99,975
Koninklijke Phillips Electronics (c)                                                2,500            77,000
                                                                                                 ---------------
                                                                                                    176,975
                                                                                                 ---------------
Fire, Marine, Casualty Insurance - 3.6%
American International Group, Inc.                                                  1,250           102,250
Berkshire Hathaway, Inc. Class B (a)                                                   50           113,750
                                                                                                 ---------------
                                                                                                    216,000
                                                                                                 ---------------

AAM Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - continued                                                         Shares           Value

Foods - 1.2%
Sara Lee Corp.                                                                     3,500      $     69,685
                                                                                                 ---------------

Heavy Construction Other Than Building Const - Contractors - 1.8%
Ashland Inc.                                                                       2,500           107,650
                                                                                                 ---------------

Instruments For Measuring  & Testing Of Electricity & Electronic Signals - 1.6%
Agilent Technologies, Inc. (a)                                                     2,500            97,525
                                                                                                 ---------------

Insurance - 1.7%
Markel Corp. (a)                                                                     500             98,125
                                                                                                 ---------------

Malt Beverages - 1.3%
Anheuser Busch Companies, Inc.                                                     1,950             77,981
                                                                                                 ---------------

Mining, Quarrying Of Nonmetallic Minerals (No Fuels) - 1.5%
Martin Marietta Materials, Inc.                                                    2,000             91,940
                                                                                                 ---------------

National Commercial Banks - 6.7%
Bank of America Corp.                                                              1,325             74,200
BB&T Corp.                                                                         3,500            123,970
Citigroup Inc.                                                                     2,000             98,300
Suntrust Banks, Inc.                                                               1,600            101,600
                                                                                                 ---------------
                                                                                                    398,070
                                                                                                 ---------------
Oil, Gas, Field Services - 1.7%
Schlumberger Ltd.                                                                  1,500             99,450
                                                                                                 ---------------

Personal Credit Institutions - 2.1%
Capital One Financial Corp.                                                        2,000            125,720
                                                                                                 ---------------

Petroleum Refining - 6.0%
BP Amoco Corp.                                                                     1,640             88,691
Chevron Corp.                                                                      1,000             96,560
Conoco, Inc. - Class A                                                             3,000             90,870
Murphy Oil Corp.                                                                     925             75,850
                                                                                                 ---------------
                                                                                                    351,971
                                                                                                 ---------------
Pharmaceutical Preparations - 8.2%
American Home Product                                                              1,800            103,950
Bristol Meyers Squibb Co.                                                          1,750             98,000
Johnson & Johnson                                                                  1,000             96,480
Merck & Company, Inc.                                                              1,200             91,164
Schering-Plough Corp.                                                              2,500             96,350
                                                                                                  ---------------
                                                                                                     485,944
                                                                                                  ---------------
Primary Production Of Aluminum - 2.1%
Alcoa, Inc.                                                                        3,000             124,200
                                                                                                  ---------------
AAM Equity Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - continued                                                         Shares            Value

Retail-Drug Stores & Proprietary Stores -1.8%
Walgreen Co.                                                                       2,500       $     106,950
                                                                                                 ---------------

Retail-Radio TV & Consumer Electronics Stores - 2.3%
Circuit City Stores, Inc.                                                          9,000             135,450
                                                                                                  ---------------

Rolling Drawing & Extruding Of Nonferrous Metals - 2.0%
Tredegar Corp.                                                                     6,000             117,300
                                                                                                  ---------------

Semiconductors & Related Devices 1.6%
Intel Corp.                                                                        3,000              92,730
                                                                                                  ---------------

Services-Computer Programming, Data Processing, Etc. - 1.3%
AOL-Time Warner, Inc. (a)                                                          1,500              75,750
                                                                                                  ---------------

Services-Miscellaneous Amusement & Recreation - 1.5%
Walt Disney Company                                                                3,000              90,750
                                                                                                   ---------------

Services-Prepackaged Software - 2.3%
Microsoft Corp. (a)                                                                2,000             135,500
                                                                                                   ---------------

Ship & Boat Building & Repairing - 1.9%
General Dynamics Corp.                                                              1,500            115,620
                                                                                                  ---------------

Telephone & Telegraph Apparatus - 0.0%
Avaya, Inc. (a)                                                                        85              1,257
                                                                                                   ---------------

Telephone Communications (No Radio Telephone) - 1.1%
AT&T Corp.                                                                          3,000             66,840
                                                                                                   ---------------

Telephone Services - 1.7%
SBC Communications, Inc.                                                            2,500            103,125
                                                                                                  ---------------

Wholesale-Groceries & Related Products - 1.7%
Sysco Corp.                                                                         3,500             98,420
                                                                                                  ---------------

Total Common Stock (Cost $4,310,010)                                                             $ 4,791,666
                                                                                                ---------------
                                                                                 Principal
                                                                                   Amount           Value
Money Market Securities - 22.2%
Firstar Treasury Fund, 3.79% (b) (Cost $1,320,282)                                $1,320,282      $ 1,320,282
                                                                                                ---------------

TOTAL INVESTMENTS (Cost $5,630,292) - 102.8%                                                       6,111,948
                                                                                                ---------------
Other assets less liabilities - (2.8)%                                                              (169,639)
                                                                                                ---------------
Total Net Assets - 100.0%                                                                        $ 5,942,309
                                                                                                ===============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2001.
(c) American Depository Receipt.

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Statement of Assets and Liabilities
(Unaudited)
                                                                                 April 30, 2001

Assets
Investment in securities, at value (cost $5,630,292)                                $ 6,111,948
Cash                                                                                         18
Dividends receivable                                                                      2,492
Interest receivable                                                                       2,606
Receivable for investments sold                                                          42,869
Receivable from advisor                                                                   4,554
Deferred organization costs                                                              11,442
                                                                             -------------------
     Total assets                                                                     6,175,929

Liabilities
Payable for investments purchased                                                     $ 222,699
Accrued investment advisory fee payable                                                   5,036
Other payables and accrued expenses                                                       5,885
                                                                             -------------------
     Total liabilities                                                                  233,620

Net Assets                                                                          $ 5,942,309
                                                                             ===================

Net Assets consist of:
Paid-in capital                                                                     $ 5,637,341
Accumulated undistributed net investment income                                          12,814
Accumulated undistributed net realized loss on investments                             (189,502)
Net unrealized appreciation on investments                                              481,656
                                                                             -------------------

Net Assets, for 546,270 shares                                                      $ 5,942,309
                                                                             ===================

Net Asset Value

Net Assets
Offering price and redemption price per share  ($5,942,309/546,270)                     $ 10.88
                                                                             ===================

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Statement of Operations for the six months ended April 30, 2001
(Unaudited)


Investment Income
Dividend Income                                                                           $ 29,805
Interest Income                                                                             13,736
                                                                                -------------------
Total Income                                                                                43,541


Expenses
Investment advisory fee                                                                     28,971
Organizational expenses                                                                      5,036
Trustees' fees                                                                                 548
                                                                                -------------------
Total expenses before reimbursement                                                         34,555
Reimbursed expenses                                                                         (5,584)
                                                                                -------------------

Total operating expenses                                                                    28,971
                                                                                -------------------
Net Investment Income                                                                       14,570
                                                                                -------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                                 (67,136)
Change in net unrealized depreciation
   on investment securities                                                               (216,858)
                                                                                -------------------
Net loss on investment securities                                                         (283,994)
                                                                                -------------------
Net increase in net assets resulting from operations                                    $ (269,424)
                                                                                ===================

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Statement of Changes in Net Assets

                                                                         Six months
                                                                            ended               Year
                                                                          April 30,            ended
                                                                            2001            October 31,
                                                                         (Unaudited)            2000
                                                                      ------------------  -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment income                                                        $ 14,570           $ 10,114
  Net realized loss on investment securities                                    (67,136)           (30,026)
  Change in net unrealized appreciation (depreciation)                         (216,858)           230,800
                                                                      ------------------  -----------------
  Net increase (decrease) in net assets resulting from operations              (269,424)           210,888
                                                                      ------------------  -----------------
Distributions to shareholders
  From net investment income                                                    (11,870)           (16,393)
  From net realized gains                                                             0                  0
                                                                      ------------------  -----------------
  Total distributions                                                           (11,870)           (16,393)
Share Transactions
  Net proceeds from sale of shares                                            1,224,766          1,722,471
  Shares issued in reinvestment of dividends                                          0             10,990
  Shares redeemed                                                              (295,693)          (970,172)
                                                                      ------------------  -----------------
  Net increase in net assets resulting
    from share transactions                                                     929,073            763,289
                                                                      ------------------  -----------------
Total increase in net assets                                                    647,779            957,784

Net Assets
  Beginning of period                                                         5,294,530          4,336,746
                                                                      ------------------  -----------------
  End of period [including accumulated undistributed net
    investment income of $10,114 and $14,570, respectively]                 $ 5,942,309        $ 5,294,530
                                                                      ==================  =================

See accompanying notres which are an integral part of the financial statements.


AAM Equity Fund
Financial Highlights

                                                     Six months
                                                       ended            Year            Year           Period
                                                     April 30,          ended           ended           ended
                                                        2001         October 31,     October 31,     October 31,
                                                    (Unaudited)         2000            1999          1998 (c)
                                                   --------------   --------------  --------------   ------------
Selected Per Share Data
Net asset value, beginning of period                     $ 11.53          $ 10.99          $ 9.43        $ 10.00
                                                   --------------   --------------  --------------   ------------
Income from investment operations
   Net investment income                                    0.03             0.03            0.05           0.03
   Net realized and unrealized gain (loss)                 (0.65)            0.55            1.53          (0.60)
                                                   --------------  --------------   ------------    --------------
Total from investment operations                           (0.62)            0.58            1.58          (0.57)
                                                   --------------   --------------  --------------   ------------
Distribution to shareholders from:
  Net investment income                                    (0.03)           (0.04)          (0.02)          0.00
  Net realized gains                                        0.00             0.00            0.00           0.00
                                                   --------------  --------------   ------------   --------------
Total distributions                                        (0.03)           (0.04)          (0.02)          0.00
                                                   --------------   --------------  --------------   ------------

Net asset value, end of period                           $ 10.88          $ 11.53         $ 10.99         $ 9.43
                                                   ==============   ==============  ==============   ============

Total Return                                             (5.41)%(b)          5.28%          16.74%         (5.70)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                           $5,942           $5,295          $4,337         $2,852
Ratio of expenses to average net assets                    1.15% (a)        1.15%           1.15%          1.14% (a)
Ratio of expenses to average net assets
before reimbursement                                       1.37% (a)        1.35%           1.35%          1.40% (a)
Ratio of net investment income to average net assets       0.58% (a)        0.22%           0.43%          0.90% (a)
Ratio of net investment income to average net assets
before reimbursement                                       0.36%b(a)   0.02%           0.23%          0.64% (a)
Portfolio turnover rate                                   37.54%           32.79%          27.34%         14.41% (a)

(a)  Annualized
(b)  For periods of less than a full year,  the total return is not annualized.
(c)  June 30, 1998 (commencement of operations) to October 31, 1998

See accompanying notes which are an integral part of the financial statements.

                                 AAM Equity Fund
                          Notes to Financial Statements
                           April 30, 2001 (Unaudited)



NOTE 1.  ORGANIZATION

     AAM Equity Fund (the "Fund") was  organized  as a series of the  AmeriPrime
Funds, an Ohio business trust (the "Trust"), on June 30, 1998 and commenced operations on June 30, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust (the "Trust Agreement") dated August 8, 1995. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial ___ reporting tax differences ___ relating to shareholder distributions be reclassified to paid-in capital.

                                 AAM Equity Fund
                          Notes to Financial Statements
                     April 30, 2001 (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Appalachian Asset Management, Inc. (the "Advisor") to manage the Fund's investments. Its President, Knox H. Fuqua, controls the Advisor. Mr. Fuqua is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.15% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended, April 30, 2001 the Advisor earned a fee of $28,971 from the Fund. The Advisor has contractually agreed to reimburse fees and expenses of the non-interested person Trustees incurred by the Fund through February 28, 2002, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the six months ended April 30, 2001, the Advisor reimbursed expenses of $5,584.

     The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

     Prior  to  December  31,  2000,  the  Fund  retained  AmeriPrime  Financial
Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the six months ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, ___ aggregated $1,072,358 and $856,907, respectively. At April 30, 2001, the unrealized appreciation for all securities totaled $715,051 and the gross unrealized depreciation for all securities totaled $233,395 for a net unrealized appreciation of $481,656. The aggregate cost of securities for federal income tax purposes at April 30, 2001 was $5,630,292.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, National Financial Services Corp. owned of record in aggregate more than 68% of the Fund.

                     Carl Domino Global Equity Income Fund
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

Carl Domino Global Equity Income Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - 94.0%                        Shares               Value
Aircraft - 4.9%
Bombardier, Inc. Class B (a)                   1,100                15,862
Northrop Grumman Corp.                           400                36,100
                                                               ------------
                                                                     51,962
                                                               ------------

Air Transportation, Scheduled - 2.6%
British Airways Plc (c)                          550                27,858
                                                               ------------


Beverages - 2.5%
Diageo Plc (c)                                   625                26,188
                                                               ------------


Books: Publishing or Publishing & Printing - 2.5%
McGraw-Hill Companies, Inc.                      400                25,912
                                                               ------------

Bottled & Canned Soft Drinks & Carbonated Water - 2.0%
Cadbury Schweppes Plc (c)                        870                21,707
                                                               ------------


Calculating & Accounting Machines - 3.7%
Diebold, Inc.                                  1,200                39,108
                                                               ------------


Commercial Banks - 2.4%
Barclays PLC (c)                                 200                25,820
                                                               ------------


Computer & Office Equipment - 2.7%
Hewlett-Packard Co.                              990                28,146
                                                               ------------


Construction, Mining & Materials Handling Machinery - 3.1%
Dover Corp.                                      840                32,819
                                                               ------------


Converted Paper & Paperboard Products - 1.3%
Avery Dennison Corp.                             250                14,018
                                                               ------------


Electric Services - 6.4%
Duke Energy Corp.                                700                32,732
Reliant Energy, Inc.                             700                34,685
                                                               ------------
                                                                    67,417
                                                               ------------

Electronic & Other Electrical Equipment (No Computers) - 2.0%
Koninklijke Phillips Electronics NV (c)          700                21,560
                                                               ------------


Fire Marine & Casualty Insurance - 1.4%
SAFECO Corp.                                     550                14,685
                                                               ------------


Food and Kindred Products - 2.0%
Unilever PLC (c)                                 714                21,684
                                                               ------------


Instruments for Measuring & Testing Electricity - 1.0%
Snap-On, Inc.                                    350                10,150
                                                               ------------

Carl Domino Global Equity Income Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - continued                    Shares               Value
Life Insurance - 2.7%
AXA  (c)                                         300                17,550
ING Groep N.V. (c)                               154                10,624
                                                               ------------

                                                                    28,174
                                                               ------------

Miscellaneous Electrical Machinery & Equipment - 1.8%
CAE, Inc. (c)                                  1,200                19,644
                                                               ------------

Motor Vehicles Parts & Accessories - 1.4%
Honeywell International, Inc.                    300                14,664
                                                               ------------


National Commercial Banks - 2.8%
First Union Corp.                                350                10,490
J.P. Morgan Chase & Co.                          225                10,796
Royal Bank of Canada                             600                17,100
U.S. Bankcorp                                  1,400                29,652
                                                               ------------

                                                                    68,038
                                                               ------------

Natural Gas Transmission - 2.8%
Williams Companies, Inc.                         700                29,519
                                                               ------------

Newspapers: Publishing or Publishing & Printing - 2.2%
News Corp. Ltd. (c)                              600                23,040
                                                               ------------

Perfumes, Cosmetics & Other Toilet Preparations - 2.0%
Avon Products, Inc.                              500                21,160
                                                               ------------


Petroleum Refining - 8.6%
Conoco, Inc. - Class B                           365                11,103
Royal Dutch Petroleum Co. (e)                    400                23,812
Texaco, Inc.                                     200                14,456
USX-Marathon Group, Inc.                       1,300                41,548
                                                               ------------

                                                                    90,919
                                                               ------------
                                                               ------------
Pharmaceutical Preparations - 2.8%
American Home Products Corp.                     200                11,550
Glaxo SmithKline Plc (c)                         341                18,267
                                                               ------------
                                                               ------------
                                                                    29,817
                                                               ------------

Plastic Mail, Synthetic Resin/Rubber, Cellulose - 0.7%
DuPont (E.I.) de NeMours & Co.                   176                 7,953
                                                               ------------

Services - Personal Services - 2.6%
Block (H&R), Inc.                                500                27,500
                                                               ------------

Services - Prepackaged Software - 1.5%
SAP Aktiengesellschaft (c)                       400                16,120
                                                               ------------

Carl Domino Global Equity Income Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - continued                    Shares               Value
Semiconductors & Related Devices - 3.1%
Maxim Integrated Products, Inc.                  638                32,602
                                                               ------------

Soap, Detergent, Cleaning Preparations, Perfumes - 1.7%
Procter & Gamble Co.                             300                18,015
                                                               ------------


Specialty Cleaning, Polishing & Sanitation Preparations - 2.6%
The Clorox Company                               850                27,055
                                                               ------------


Telephone Communications (No Radio Telephone) - 7.7%
British Telecommunications PLC (c)               150                12,135
Nippon Telegraph & Telephone Corp. (c)           400                13,168
SBC Communications, Inc.                         500                20,625
Telecom Italia S.p.A. (c)                        200                22,050
Verizon Communications                           200                11,013
Williams Communications Group Inc. (a)           576                 2,601
                                                               ------------

                                                                    81,592
                                                               ------------


Trucking & Courier Services - 2.7%
United Parcel Service, Inc. - Class B            500                28,725
                                                               ------------



TOTAL COMMON STOCKS (Cost $987,550)                              $ 993,571
                                                               ------------




                                             Principal
                                             Amount               Value
Money Market Securities - 17.5%
Firstar Treasury Fund, 3.79% (b)
  (Cost $185,375)                          $  185,375            $ 185,375
                                                               ------------


TOTAL INVESTMENTS - 111.5%  (Cost $1,172,925)                    1,178,946
                                                               ------------
Liabilities in excess of other assets - (11.5)%                   (121,733)
                                                               ------------
TOTAL NET ASSETS - 100.0%                                      $ 1,057,213
                                                               ============
                                                               ============


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2001
(c) American Depositary Receipt (d) Ordinary Shares (e) New York
    Registry Shares

Carl Domino Global Equity Income Fund                   April 30, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities, at value (cost $1,172,925)       $ 1,178,946
Dividends receivable                                             2,429
Interest receivable                                                221
                                                          ------------
     Total assets                                            1,181,596

Liabilities
Accrued investment advisory fee payable                          1,191
Payable to custodian                                           123,192
                                                          ------------
     Total liabilities                                         124,383
                                                          ------------

Net Assets                                                 $ 1,057,213
                                                          ============

Net Assets consist of:
Paid in capital                                              1,016,356
Accumulated undistributed net investment income                  1,626
Accumulated net realized gain on investments                    33,210
Net unrealized appreciation on investments                       6,021
                                                          ------------

Net Assets, for 92,110 shares                              $ 1,057,213
                                                          ============

Net Asset Value

Net Assets
Offering price and redemption price per share
  ($1,057,213/ 92,110)                                         $11.48
                                                         ============

Carl Domino Global Equity Income Fund
Statement of Operations
for the six months ended April 30, 2001
(Unaudited)

Investment Income
Dividend income                                            $ 12,399
Interest income                                               2,572
                                                       -------------

Total Income                                                 14,971
                                                       -------------

Expenses
Investment advisory fee                                       7,756
Foreign tax withholding                                          73
Trustees' fees                                                  375
                                                       -------------
Total expenses before reimbursement                           8,204
Reimbursed expenses                                            (375)
                                                       -------------
Total operating expenses                                      7,829
                                                       -------------

Net Investment Income                                         7,142
                                                       -------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                   50,245
Change in net unrealized appreciation (depreciation)
   on investment securities                                 (84,337)
                                                       -------------
Net realized and unrealized gain (loss) on
  investment securities                                     (34,092)
                                                       -------------
Net increase (decrease) in net assets resulting
  from operations                                          $(26,950)
                                                       =============

Carl Domino Global Equity Income Fund
Statement of Changes In Net Assets

                                                  For the six
                                                  months ended    Year ended
                                                  April 30, 2001  October 31,
                                                  (Unaudited)        2000
                                                  ------------    -----------

Increase (Decrease) in Net Assets
Operations
  Net investment income                               $ 7,142       $ 10,509
  Net realized gain (loss) on investment securities    50,245          2,293
  Change in net unrealized appreciation
   (depreciation)                                     (84,337)        33,253
                                                  ------------    -----------
  Net increase (decrease) in net assets resulting
    from operations                                   (26,950)        46,055
                                                  ------------    -----------
Distributions
   From net investment income                         (12,962)       (15,991)
   From net realized gain                              (2,292)             0
                                                  ------------    -----------
   Total distributions                                (15,254)       (15,991)
                                                  ------------    -----------
Share Transactions
  Net proceeds from sale of shares                          0              0
  Shares issued in reinvestment of distributions       13,441         15,991
  Shares redeemed                                     (17,161)      (268,401)
                                                  ------------    -----------
  Net increase (decrease) in net assets resulting
  from share transactions                              (3,720)      (252,410)
                                                  ------------    -----------
Total increase (decrease) in net assets               (45,924)      (222,346)

Net Assets
  Beginning of period                               1,103,137      1,325,483
                                                  ------------    -----------
  End of period                                   $ 1,057,213     $ 1,103,137
                                                  ============    ===========

Capital Share Transactions
         Shares sold                                        0        123,489
         Shares issued in reinvestment of
           distributions                                1,479              0
         Shares redeemed                               (1,162)       (10,000)
                                                  ------------    -----------

Net increase (decrease) from capital transactions         317        113,489
                                                  ============    ===========

Carl Domino Global Equity Income Fund
Financial Highlights


                                            Six Months
                                              ended
                                          April 30, 2001  Year ended     Period ended
                                          (Unaudited)     October 31,    October 31,
                                                              200O          1999 (a)
                                          ----------      ---------------------------
Selected Per Share Data
Net asset value, beginning of period        $ 11.94         $ 11.68          $ 10.00
                                          ----------      ----------     ------------
Income from investment operations
  Net investment income                        0.08            0.10             0.14
  Net realized and unrealized gain (loss)     (0.10)           0.30             1.54
                                                          ----------     ------------
                                          ----------      ----------     ------------
Total from investment operations              (0.02)           0.40             1.68
                                          ----------      ----------     ------------
Distributions to shareholders
  From net investment income                  (0.14)          (0.14)            0.00
  From net realized gain                      (0.30)           0.00             0.00
                                          ----------      ----------     ------------
Total distributions                           (0.44)          (0.14)            0.00
                                          ----------      ----------     ------------

Net asset value, end of period              $ 11.48         $ 11.94          $ 11.68
                                          ==========      ==========     ============

Total Return                                 -2.46% (b)       3.42%           16.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)             $ 1,057          $1,057           $1,325
Ratio of expenses to average net assets       1.50% (c)       1.50%            1.50% (c)
Ratio of expenses to average net assets
   before reimbursement                       1.58% (c)       1.59%            1.55% (c)
Ratio of net investment income to
   average net assets                         1.45% (c)       0.83%            1.42% (c)
Ratio of net investment income to
   average net assets before reimbursement    1.38% (c)       0.74%            1.37% (c)
Portfolio turnover rate                      45.24%          11.65%           28.34% (c)

(a) December 31, 1998 (commencement of operations) to October 31, 1999
(b) For periods of less than a full year, total returns are not annualized
(c) Annualized

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                                 April 30, 2001
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     Carl Domino Global Equity Income Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust) on October 28, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital together with current income. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board.

  Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.


                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                                 April 30, 2001
                             (Unaudited) - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued Federal Income Taxes - The Fund intends to qualify each year as a
"regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund has retained Northern Trust Value Investors (the "Adviser"); a division of Northern Trust Investments, Inc., to manage the Fund's investments. Bruce Honig, is the portfolio manager and is responsible for the day-to-day management of the Fund's portfolio. Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses or non-recurring expenses that may arise. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended, April 30, 2001, the Adviser received a fee of $8,470 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person trustees incurred by the Fund through February 28, 2002, but only to the extent necessary to maintain the Fund's total annual operating expenses at the rate of 1.50% of average daily net assets. For the six months ended April 30, 2001, the Adviser reimbursed expenses of $375.

The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                                 April 30, 2001
                             (Unaudited) - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the six months ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $480,130 and $572,365, respectively. As of April 30, 2001, the gross unrealized appreciation for all securities totaled $97,995 and the gross unrealized depreciation for all securities totaled $91,974 for a net unrealized appreciation of $6,021. The aggregate cost of securities for federal income tax purposes at April 30, 2001 was $1,172,925.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                     April 30, 2000 (Unaudited) - continued

NOTE 6. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, Carl J. Domino beneficially owned or controlled, in aggregate, more than 98% of the Fund.

                             Carl Domino Growth Fund
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

Carl Domino Growth Fund
Schedule of Investments - April 30, 2001 (Unaudited)

Common Stocks - 84.7%                           Shares              Value

Aircraft - 2.4%


Northrop Grumann                                   280          $   25,270
                                                               ------------

Calculating Services - Computer - 2.2%

Automatic Data Processing, Inc.                    440              23,870
                                                               ------------

Cogeneration Services & Small Power
Producers - 1.6%

AES Corporation (a)                                360               17,161
                                                               ------------

Computer & Office Equipment - 3.1%

International Business Machines Inc.               290               33,391
                                                               ------------

Crude Petroleum & Natural Gas - 2.7%

Devon Energy Group                                 500             29,505
                                                                ------------

Electromedical & Electrotherapeutic
Apparatus - 6.7%

Medtronic Inc.                                   1,620             72,252
                                                                ------------

Electronic Computers - 2.5%

Sun Microsystems, Inc. (a)                       1,600              27,392
                                                                ------------

Life Insurance - 2.1%

American International Group                       270              22,086
                                                                ------------

Malt Beverages - 1.9%

Anheuser Busch Companies, Inc.                     500               19,995
                                                                ------------

National Commercial Banks - 9.1%

Citigroup, Inc.                                    850               41,778

MBNA Corp.                                       1,000               35,650

US Bankcorp                                        950               20,121
                                                                ------------
                                                                     97,549
                                                                ------------
Pharmaceutical Preparations - 5.5%

ELAN Group Plc (a)                                 490               24,574

Johnson & Johnson, Inc.                            360               34,733
                                                                ------------

                                                                     59,307
                                                                ------------

Radio Telephone Communications - 1.7%

Vodafone Group ADR                                 600               18,168
                                                                ------------

Retail - Lumber & Other Building Materials
Dealers - 6.0%

Home Depot Inc.                                  1,365               64,292
                                                                ------------

Retail-Variety Stores - 5.0%

Wal-Mart Stores Inc.                             1,030               53,292
                                                                ------------

Semiconductors & Related Devices - 5.8%

Intel Corp.                                      2,000               61,820
                                                                ------------

Services, Computer Programming, Data Processing - 3.1%

AOL Time Warner (a)                                660               33,330
                                                                ------------

Services - Prepackaged Software - 10.5%

Microsoft Corp. (a)                                930               63,008
Oracle Corp. (a)                                 3,080               49,773
                                                                ------------
                                                                    112,781
                                                                ------------
Ship & Boat Building & Repair - 2.2%

General Dynamics Corp.                             300               23,124
                                                                ------------

Surety Insurance - 4.8%

MGIC Investment Corp.                              800               51,992
                                                                ------------

Telephone & Telegraph Apparatus - 1.8%

Tellabs Inc. (a)                                   540               18,959
                                                                ------------

Telephone Communications (No Radio
Telephone) - 4.0%

Nokia Corp.                                        760               25,984
Worldcom Inc. (a)                                  940               17,155
                                                                ------------
                                                                     43,139
                                                                ------------
TOTAL COMMON STOCKS (Cost $993,688)                                 908,675
                                                                 ------------

                                               Principal
                                                 Amount               Value
Money Market Securities - 15.3%
Firstar Treasury Fund, 3.79% (b) (Cost $163,979)
                                             $  163,979             163,979
                                                                 ------------

TOTAL INVESTMENTS - 100.0%  (Cost $1,157,667)                     1,072,654
                                                                 ------------
Other assets less liabilities  - 0.0%                                   744
                                                                 ------------
TOTAL NET ASSETS - 100.0%                                     $   1,073,398
                                                                 ============


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April 30, 2001.
(c) American Depositary Receipt

Carl Domino Growth Fund                                 April 30, 2001
Statement of Assets & Liabilities  (Unaudited)

Assets
Investment in securities, at value (cost $1,157,667)       $ 1,072,653
Cash                                                           $ 1,266
Interest receivable                                                606
Dividends receivable                                                84
                                                         -------------
     Total assets                                            1,074,609

Liabilities
Accrued investment advisory fee                  1,212
                                          ------------
     Total liabilities                                           1,212
                                                          -------------

Net Assets                                                 $ 1,073,397
                                                          =============

Net Assets consist of:
Paid in capital                                            $ 1,159,339
Accumulated net investment loss                                 (4,372)
Accumulated net realized loss on investments                     3,443
Net unrealized depreciation on investments                     (85,013)
                                                          -------------

Net Assets, for 115,008 shares                             $ 1,073,397
                                                          =============

Net Asset Value

Net Assets
Offering price and redemption price per share
   ($ 1,073,397/ 115,008)                                  $      9.33
                                                          =============

Carl Domino Growth Fund
Statement of Operations for the six months ended April 30, 2001
(Unaudited)



Investment Income
Dividend income                                                      $ 2,452
Interest income                                                        1,646
                                                                 ------------
Total Income                                                           4,098


Expenses
Investment advisory fee                                              $ 8,470
Trustees' fees                                                           375
                                                                 ------------
Total expenses before reimbursement                                    8,845
Reimbursed expenses                                                     (375)
                                                                 ------------
Total operating expenses                                               8,470
                                                                 ------------
Net Investment Loss                                                   (4,372)
                                                                 ------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                     62,425
Change in net unrealized appreciation (depreciation)
   on investment securities                                         (305,571)
                                                                  -----------
Net realized and unrealized gain (loss) on investment securities    (243,146)
                                                                 ------------
Net increase (decrease) in net assets resulting from operations   $ (247,518)
                                                                 ============

Carl Domino Growth Fund
Statement of Changes In Net Assets                  For the six     For the
                                                    months ended   Year ended
                                                      April 30,    October 31,
                                                        2001          2000
                                                     (Unaudited)
                                                    ------------  ------------
Increase/(Decrease) in Net Assets
Operations
  Net investment loss                                 $ (4,372)     $ (17,034)
  Net realized gain (loss) on investment securities     62,425        (37,616)
  Change in net unrealized appreciation
        (depreciation)                                (305,571)       143,522
                                                    -----------    -----------

  Net increase (decrease) in net assets
   resulting from operations                          (247,518)        88,872
                                                    -----------    -----------
Distributions
   From net investment income                                0              0
   From net realized gain                                    0              0
                                                    -----------    -----------
                                                    -----------    -----------
   Total distributions                                       0              0
                                                    -----------    -----------
Share Transactions
  Net proceeds from sale of shares                       4,625        106,000
  Shares issued in reinvestment of dividends                 0              0
  Shares redeemed                                            0        (49,372)
                                                    -----------    -----------
  Net increase in net assets resulting
  from share transactions                                4,625         56,628
                                                    -----------    -----------
Total increase (decrease) in net assets               (242,893)       145,500
Net Assets
  Beginning of period                                1,316,290      1,170,790
                                                    -----------    -----------
  End of period                                     $ 1,073,397    $ 1,316,290
                                                    ===========    ===========
Capital Share Transactions
   Shares sold                                             460          8,914
   Shares issued in reinvestment of distributions            0              0
   Shares repurchased                                        0         (3,769)
                                                    -----------    -----------
   Net increase from capital transactions                  460          5,145
                                                    ===========    ===========


Carl Domino Growth Fund
Financial Highlights
                                              For the          For the         For the
                                            period ended     Year ended      period ended
                                            April 30, 2001   October 31,     October 31,
                                            (Unaudited)         2000          1999 (c)
                                            -----------      -----------     -----------

Selected Per Share Data
Net asset value, beginning of period           $ 11.49          $ 10.70         $ 10.00
                                            -----------      -----------     -----------
Income from investment operations:
  Net investment loss                            (0.04)           (0.15)          (0.09)
  Net realized and unrealized gain (loss)        (2.12)            0.94            0.79
                                            -----------      -----------     -----------
                                            -----------      -----------     -----------
Total from investment operations                 (2.16)            0.79            0.70
                                            -----------      -----------     -----------
Less distributions:
  From net realized gain                          0.00             0.00            0.00
  From net investment income                      0.00             0.00            0.00
                                            -----------      -----------     -----------
Total distributions                               0.00             0.00            0.00
                                            -----------      -----------     -----------
Net asset value, end of period                  $ 9.33          $ 11.49         $ 10.70
                                            ===========      ===========     ===========

Total Return                                    (18.87)(a)        7.38%           7.00%(a)

Ratios and Supplemental Data
Net assets, end of period (000)               $ 1,073           $1,316          $1,171
Ratio of expenses to average net assets         1.50% (b)        1.50%           1.50% (b)
Ratio of expenses to average net assets
   before reimbursement                         1.56% (b)        1.56%           1.56% (b)
Ratio of net investment income (loss) to
   average net assets                          (0.77)%(b)        (1.24)%         (0.99)(b)
Ratio of net investment income (loss) to
   average net assets before reimbursement     (0.84)%(b)        (1.30)%         (1.06)(b)
Portfolio turnover rate                         26.27%           25.30%          34.37%(b)

(a)  For periods of less than a full year, the total return is not annualized.
(b)  Annualized
(c)  December 31, 1998 (commencement of operations) to October 31, 1999


                             Carl Domino Growth Fund
                          Notes to Financial Statements
                                 April 30, 2001
                                   (Unaudited)


NOTE 1.  ORGANIZATION

   Carl Domino Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust") on October 28, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital. The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

   Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's Adviser, in conformity with guidelines adopted by and subject to review of the Board.

  Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

  Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

  Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

  Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on

                             Carl Domino Growth Fund
                          Notes to Financial Statements
                    April 30, 2001 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    The Fund has retained Northern Trust Value Investors (the "Adviser"); a division of Northern Trust Investments, Inc., to manage the Fund's investments. Bruce Honig, is the portfolio manager and is responsible for the day-to-day management of the Fund's portfolio. Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses and extraordinary expenses or non-recurring expenses that may arise. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended, April 30, 2001, the Adviser received a fee of $8,470 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested trustees incurred by the fund through February 28, 2002, but only to the extent necessary to maintain the Fund's total annual operating expenses at the rate of 1.50% of average daily net assets. For the six months ended April 30, 2001, the Adviser reimbursed expenses of $375.

The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and /or employees of Unified.

Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.











                             Carl Domino Growth Fund
                          Notes to Financial Statements
                      April 30, 2001 (Unaudited)- continued
NOTE 4.  INVESTMENTS

   For the six months ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $292,586 and $327,995, respectively. As of April 30, 2001, the gross unrealized appreciation for all securities totaled $42,817 and the gross unrealized depreciation for all securities totaled $127,830 for a net unrealized depreciation of $85,013. The aggregate cost of securities for federal income tax purposes at April 30, 2001 was $1,157,667.

NOTE 5.  ESTIMATES

   Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

   The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, Carl J. Domino, beneficially owned or controlled, in aggregate, more than 66% of the Fund.

                         Fountainhead Kaleidoscope Fund
                               Semi-Annual Report
                                 April 30, 2001
                                  (Unaudited)

Dear Shareholder,

April 30, 2001 marked the first six months of Fountainhead Kaleidoscope Fund's (KALEX) second fiscal year. The overall environment for the Fund again proved to be difficult as the volatile times experienced in calendar year 2000 crept into 2001 despite a headfake rally in January of this year. However, thanks to skillful stock picking and a tilt towards value1, the Fund was able to generate a total return of -2.0% over the November 1, 2000 to April 30, 2001 period, outperforming the S&P 500 Index which returned -12.0% for the six-months ended 4/30/01, and performing essentially in line with the Russell 2000 Index which return -1.8% for the same period. Since inception, the Fund has continued to handily outperform its benchmarks, turning in an average annual total return of 26.8% versus 10.0% for the Russell 2000, and -4.5% for the S&P 500.

Total Return for the Period Ended April 30, 2001
------------------------------------- ------------------ --------------- -------------------------------------------
                                                                                    Average Annual Total Return
                                             Six-                              Since Inception of the Fund
         Fund/Index                         Months          One-Year                 November 1, 1999
-------------------------------------- ----------------- ----------------- ----------------------------------------
Fountainhead Kaleidoscope Fund              -2.0%              5.9%                          26.8%
-------------------------------------- ----------------- ----------------- ----------------------------------------
S&P 500 Index                              -12.0%            -12.9%                          -4.5%
Russell 2000 Index                          -1.8%             -2.9%                          10.0%
-------------------------------------- ----------------- ----------------- ----------------------------------------

                    Fountainhead           Russell                S&P
                    Kaleidoscope             2000                 500
                        Fund                Index                Index
                       $14,265              $11,740              $10,610

    11/00              $10,000              $10,000              $10,000
    11/99              $12,600              $10,597              $10,201
    12/99              $13,800              $11,797              $10,801
     1/00              $12,820              $11,607              $10,262
     2/00              $12,859              $13,523              $10,066
     3/00              $13,599              $12,632              $11,050
     4/00              $13,468              $11,871              $10,720
     5/00              $13,278              $11,179              $10,496
     6/00              $14,568              $12,154              $10,757
     7/00              $14,278              $11,763              $10,592
     8/00              $14,968              $12,660              $11,244
     9/00              $14,468              $12,288              $10,653
    10/00              $14,488              $11,740              $10,610
    11/00              $12,668              $10,534               $9,774
    12/00              $13,813              $11,439               $9,822
     1/01              $15,954              $12,035              $10,170
     2/01              $14,643              $11,246               $9,243
     3/01              $13,729              $10,696               $8,657
     4/01              $14,265              $11,532               $9,330

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index, and the Russell Midcap Index on December 31, 1996 (the inception of the Fund) and held through April 30, 2001. The Russell 2000 Index and the S&P 500 Index are widely recognized, unmanaged indices of common stock prices. You may not invest directly in an index. The index returns do not reflect expenses, which have been deducted from the Fund's return. These figures reflect the reinvestment of dividends. The value of the investment will fluctuate so that when redeemed, shares may be worth more or less than the original investment. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Over the six month period ended April 30, 2001, the Fund's performance was driven by several media/broadcasting stocks (Media General +26.5%, Ackerley Group +18.0%, and Paxson Communications +12.2%), select healthcare companies (Mylan Labs +17.2%), and special situation stocks (Dollar Thrifty Automotive Group +43.7%, Diebold +25.3%, and Countrywide Credit +14.0%). As we have discussed in prior publications, the environment for telecommunications companies remained difficult as the ongoing inventory correction continued to unwind, and the ability to raise capital for companies to fund their buildouts remained very difficult. As a result, shares of telecom and some capital-intensive companies continued to lag the market as a whole. Specifically, the underperformance of Rural Cellular, Nextel Partners, UnitedGlobalCom, and Citizens Communications hindered the Fund's performance. Shares of some of our healthcare companies, including Watson Pharmaceuticals, Radiance Medical, and Alpharma, also underperformed the broader market.

It is no secret that the environment over the past year or so has been very difficult and turbulent. Economic growth slowed to a 1% annual rate during the fourth quarter of 2000 from a blistering rate of 8.3% in the fourth quarter of 1999. The capital markets were essentially closed, preventing many companies from raising additional capital to fund their business needs. In the bond market, the total default rate in the marketplace was 6.9% during the middle of May, a level rapidly approaching its prior high of 8.8% recorded in 1991. However, unlike past experiences, formerly solid credits have been a significant participant. Investment grade defaults are representing an abnormally high percentage (25.9%) of total defaults. In particular, defaults have been rampant in media, telecommunications, food, restaurants, and movie theater chains. The bottom line is that things have been tough everywhere, not just in the second- and third-tier sectors. The Federal Reserve responded to this turmoil by cutting interest rates five times through May 15, 2001, for a total of 250 basis points.

In light of the troublesome environment that companies have faced over the last several quarters, it is interesting to note that small- and mid-cap stocks, as a whole, have actually been holding up fairly well, despite their higher level of volatility.2 This stands in stark contrast to recent years where large-caps have dominated the equity markets. For example, over the 1993 through 1999 period, returns generated in the equity market were driven almost entirely by large-cap stocks. Investors generally displayed a notable preference for larger-cap issues and, as a result, the outperformance of larger-cap securities exceeded the differences in the fundamental performance of the underlying companies. Since March 2000, however, the equity markets have seen a change in leadership as small- and mid-cap stocks have performed well relative to larger-cap equities. Since March 2000, the Russell 2000 has outperformed the S&P 500 by nearly 700 basis points, and the Russell Mid-Cap Index has outperformed the S&P 500 by a spectacular 1,890 basis points. In fact, if the current outperformance lasts, small-cap stocks will have their first three-year streak of beating large-caps since 1993. However, while mid- and small-cap stocks have recently been outperforming, as a group, they still remain fairly inexpensive, based on various valuation measurements such as P/E, price-to-book value, etc., when compared to large-cap equities, thus setting the stage for further possible outperformance. In addition to overall attractive valuations, small- and mid-cap companies are also seeing their earnings grow faster than their large-cap brethren. For example, the average large-cap company, as represented by the S&P 500, is projected to see its earnings grow by 15.5%, according to Zacks, over the next five years. Whereas the average small-cap company, as proxied by the Russell 2000, should see its earnings grow at a rate of 17.4%. The recent outperformance by the small- and mid-cap group is partly attributable to the fact that many mid- and small- cap companies are more flexible in some ways than many larger companies; those which are well managed with viable financing options are often better positioned to survive downturns in the economy.

During most of the 1990s, there was a tendency for many portfolio managers and institutional investors to neglect broad areas of the market. With many portfolios linked to specific benchmarks, such as the S&P 500, most overall portfolio holdings were skewed towards those in the Index; securities outside the Index were frequently inefficiently priced. This was acceptable to many investors when the broad indices rose notably in price. However, the more difficult market environment of 2000 has led many to consider absolute performance bogeys and to revisit previously neglected areas of the market. This trend should continue to bolster the performance of small- and mid-cap stocks as, in our opinion, many large-cap high multiple stocks may continue to experience lackluster stock performance.

The relative inefficiency of the small- and mid-cap markets allows for the opportunity for portfolio managers to add significant value to shareholders by finding overlooked and underfollowed gems which can amply reward shareholders over the long-term. The primary factor which contributes to this inefficiency is that few large Wall Street firms follow many of these smaller companies. For example, currently only 43% of the companies in the Russell 2500 have at least six Wall Street analysts following them; for the Russell 2000, that figure falls to 34%. In addition, a good number of firms have no coverage. For those companies with good management, a solid business model, a decent balance sheet, and an attractive valuation, the upside potential could be very rewarding as more investors, and eventually Wall Street, recognize the inherent value in these companies.

Periods marked by extreme volatility have never been friendly for small- and mid-cap stock performance. For example, during 1998, volatility doubled, largely due to the Long-Term Capital Management crisis and the Asian financial crisis, and it has remained at relatively high levels since then. During this period (1998 through present), the large-cap premium increased from 143% to a high of 177% in July 2000. Since then, the large-cap premium has declined, but still averages around 159%, well above the 14-year average of 109%. Although past performance does not guarantee future results, we look at historical data to help us as we try to both understand the current market and to determine where it may be needed in the future. Historically, when volatility peaks and begins to subside, the valuation gap begins to work in favor of smaller-cap stocks as investors return to the group. For example, volatility peaked in December 1990 during the last recession and was then cut in half over the next four and a half years. Likewise, the multiple gaps between large-caps and mid- and small-caps peaked at 117% in October 1990 and then declined to a low of 88% in August 1995. As the impact of the Fed's easing of interest rates takes hold and the economy eventually stabilizes and recovers, we anticipate diminishing volatility and dissipating risk aversion should contribute to a smaller valuation gap between large-caps and mid- and small-caps. Historically, conditions such as these have led to prolonged periods of outperformance by small- and mid-cap stocks. For example, in the early `90s, yield spreads contracted from a high of 1,000 basis points to approximately 400 basis points. As a result, the large-cap premium contracted from 60% to a 10% discount to small-caps in December 1994. During this period, small-caps outperformed large-caps by an average of 6.7% per year.

Another positive for the group is the emerging sign that the credit markets may be starting to reopen. As the economy starts to recover, the high yield debt market will begin to rally and the capital markets will once again open; credit discrimination will lessen, and banks will once again lend. In fact, outside of telecommunications, high yield spreads have been rapidly narrowing. Lower borrowing costs for growth capital will eventually engage the economy, leading to an improved profit picture and rising share prices. Historically, small-cap shares typically have twice the return of their large-cap brethren following economic slowdowns, with twelve-month gains in excess of 30%, according to CS First Boston.. In fact, during past periods, there has been a high inverse correlation between the direction of high yield spreads and small- and mid-cap stock price movement. Small-caps have historically been the largest beneficiaries of falling credit spreads since they tend to be most damaged by the periods of liquidity shrinkage.

Historically, stocks of smaller-sized companies have performed better than large-caps when coming out of a recession or a slowdown in the economy. In fact, in eight of the last eleven periods when the Fed was in an easing mode, small-/mid-caps beat large-caps over the ensuing twelve months. As previously mentioned, during this time many small- to mid-sized companies are more flexible and better able to respond to the changing economy. Many of these companies also have the opportunity to perform extremely well once the economy and stock market heat back up, as those with niche markets or products may be acquired by larger firms, often at significant premiums. Thus they have the ability to perform well in a variety of economic environments. We feel that the Fund owns a good many of these types of stocks and is well positioned to deliver solid returns for our shareholders going forward.

Thank you for your continued support of the Fountainhead Kaleidoscope Fund.

Sincerely,


Roger E. King
Chairman and President

The Fountainhead Kaleidoscope Fund is offered by prospectus only. The prospectus contains important information about the Fund's objectives, risks, fees, distribution charges, and other expenses. You should read the prospectus carefully before investing or sending money. You can obtain a prospectus by calling 800-868-9535. Shares of the Fountainhead Kaleidoscope Fund are distributed by Unified Financial Securities, Inc.

--------
1 Unlike a traditional value manager who buys solely low P/E, low price/book, low price/sales, or low price/cash flow stocks, the Fund may own some stocks which have traditionally been classified as growth stocks. The Fund's advisor utilizes a broader definition of value, which includes purchasing stocks which are trading at either a discount to their five-year projected growth rate, or at a discount to their private-market value. The Fund's advisor looks favorably upon purchasing stocks of companies, which are growing their earnings at a healthy rate, it is just sensitive to the price it will pay for that growth. In the Fund's advisor's opinion, this approach allows for more flexibility and provides the opportunity for the Fund's advisor to take advantage of more opportunities in the market.

2 Small Company Risk: The risks associated with investing in small companies (less than $1.8 billion in market capitalization) include: the earnings and prospects of smaller companies are more volatile than larger companies; small companies may experience higher failure rates than do larger companies; the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and small companies may have limited markets, product lines or financial resources and may have less management experience than larger companies.

Fountainhead Kaleidoscope Fund Schedule of Investments - April 30, 2001
(Unaudited)
Common Stocks - 97.1% Shares Value

Cable & Other Pay Television Services - 8.4%
Adelphia Communications Corp. - Class A (a)                              2,450       $ 89,082
Charter Communications, Inc. - Class A (a)                               5,500        117,755
UnitedGlobalCom, Inc. (a)                                                2,500         40,069
                                                                                  ------------
                                                                                      246,906
                                                                                  ------------
Calculating & Accounting Machines (No Electronic Computers) - 3.3%
Diebold, Inc.                                                            3,000         97,770
                                                                                  ------------
Mortgage Bankers & Loan Correspondents - 1.6%
Countrywide Credit Industries, Inc.                                      1,100         46,937
                                                                                  ------------
National Commercial Banks - 5.4%
Riggs National Corp.                                                    10,000        158,500
                                                                                  ------------
Natural Gas Transmission & Distribution - 2.4%
Southwest Gas Corp.                                                      3,300         69,465
                                                                                  ------------
Newspapers:  Publishing Or Publishing & Printing - 2.8%
Media General, Inc. - Class A                                            1,700         81,702
                                                                                  ------------
Perfumes, Cosmetics & Other Toilet Preparations - 3.5%
Elizabeth Arden, Inc. (a)                                                5,700        104,310
                                                                                  ------------
Periodicals: Publishing, Or Publishing And Printing - 3.5%
Meredith Corp.                                                           2,700        101,898
                                                                                  ------------
Pharmaceutical Preparations - 16.1%
Alpharma, Inc.                                                           5,200        117,624
Elan Corp. PLC. (a)                                                      2,014        101,002
King Pharmaceuticals, Inc. (a)                                           2,000         84,260
Mylan Laboratories, Inc.                                                 5,100        136,374
Watson Pharmaceuticals, Inc. (a)                                           700         34,860
                                                                                  ------------
                                                                                      474,120
                                                                                  ------------
Radio Broadcasting Stations - 2.9%
Paxson Communications Corp. (a)                                          6,600         84,216
                                                                                  ------------
Radio Telephone Communications - 14.6%
Dobson Communications Corp. (a)                                         10,000        144,200
Nextel Partners, Inc. - Class A (a)                                      3,800         65,322
Rural Cellular Corp. (a)                                                 4,000        149,640
Western Wireless Corp. - Class A                                         1,600         71,248
                                                                                  ------------
                                                                                      430,410
                                                                                  ------------
Fountainhead Kaleidoscope Fund
Schedule of Investments - April 30, 2001 - continued
(Unaudited)

Common Stocks - 97.1% - continued
                                                                        Shares       Value
Security Brokers, Dealers & Flotation Companies - 7.9%
E*Trade Group, Inc. (a)                                                 14,000      $ 131,600
Knight Trading Group, Inc. (a)                                           5,500        101,750
                                                                                  ------------
                                                                                      233,350
                                                                                  ------------
Services - Advertising - 2.9%
Ackerley Group, Inc.                                                     7,000         85,680
                                                                                  ------------
Services - Auto Rental & Leasing - 4.3%
Dollar Thrifty Automotive Group, Inc. (a)                                5,800        128,180
                                                                                  ------------
Services - Consumer Credit Reporting, Collection Agencies - 1.5%
Equifax, Inc.                                                            1,300         42,991
                                                                                  ------------
Services-Help Supply Services - 3.1%
Manpower, Inc.                                                           2,800         90,580
                                                                                  ------------
Surgical & Medical Instruments & Apparatus - 9.3%
Boston Scientific Corp. (a)                                              9,200        146,096
Radiance Medical Systems, Inc. (a)                                      25,000        126,750
                                                                                  ------------
                                                                                      272,846
                                                                                  ------------
Telephone Communications (No Radio Telephone) - 3.6%
Broadwing, Inc.                                                            943         23,386
Telephone & Data Systems, Inc.                                             800         84,000
                                                                                  ------------
                                                                                      107,386
                                                                                  ------------
TOTAL COMMON STOCKS (Cost $2,645,854)                                             $ 2,857,247
                                                                                  ------------

                                                                       Principal
                                                                        Amount       Value
Money Market Securities - 1.8%
Firstar Treasury Fund, 3.79% (b) (Cost $51,711)                         51,711         51,711
                                                                                  ------------
TOTAL INVESTMENTS - 98.9% (Cost $2,697,565)                                         2,908,958
                                                                                  ------------
Other assets less liabilities - 1.1%                                                   32,411
                                                                                  ------------
Total Net Assets - 100.0%                                                         $ 2,941,369
                                                                                  ============

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at April
30, 2001.

 See accompanying notes which are an integral part of the financial statements.

Fountainhead Kaleidoscope Fund                                   April 30, 2001
Statement of Assets & Liabilities
(Unaudited)
Assets
Investment in securities, at value (Cost $2,697,565)              $ 2,908,958
Cash                                                                   68,916
Receivable from advisor                                                13,571
Receivable for fund shares sold                                         1,508
Dividend receivable                                                       500
Interest receivable                                                       319
                                                                   -----------
     Total assets                                                   2,993,772

Liabilities
Accrued investment advisory fee                                      $ 16,771
Payable for securities purchased                                       35,632
                                                                   -----------
     Total liabilities                                                 52,403
                                                                   -----------
Net Assets                                                        $ 2,941,369
                                                                   ===========
Net Assets consist of:
Paid-in capital                                                   $ 2,854,050
Accumulated undistributed net investment loss                         (11,156)
Accumulated net realized loss on investments                         (112,918)
Net unrealized appreciation on investments                            211,393
                                                                    -----------

Net Assets, for 216,357 shares                                    $ 2,941,369
                                                                   ===========
Net Asset Value

Net Assets
Offering price and redemption price per share  ($2,941,369/216,357)   $ 13.60
                                                                   ===========

See accompanying notes which are an integral part of the financial statements.

Fountainhead Kaleidoscope Fund
Statement of Operations for the six months ended April 30, 2001
(Unaudited)
Investment Income
Dividend income                                                    $ 5,319
Interest income                                                        829
                                                                 ----------
Total Income                                                         6,148

Expenses
Investment advisory fee                                           $ 24,037
Trustees' fees                                                         417
                                                                 ----------
Total expenses before waivers and reimbursements                    24,454
Waived fees and reimbursed expenses                                 (7,150)
                                                                 ----------
Total operating expenses                                            17,304
                                                                 ----------
Net Investment Loss                                                (11,156)
                                                                 ----------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                           1,698
Change in net unrealized appreciation (depreciation)
  on investment securities                                         (43,134)
                                                                 ----------
Net realized and unrealized loss on investment securities          (41,436)
                                                                 ----------
Net decrease in net assets resulting from operations              $(52,592)
                                                                 ==========

See accompanying notes which are an integral part of the financial statements.

Fountainhead Kaleidoscope Fund
Statement of Changes in Net Assets
                                                 For the
                                             six months ended
                                             April 30, 2001           Year ended
                                               (Unaudited)         October 31, 2000
                                             ----------------      -----------------
Increase (Decrease) in Net Assets
Operations
  Net investment loss                              $ (11,156)            $ (8,490)
  Net realized gain (loss) on investment securities    1,698               (1,015)
  Change in net unrealized
         appreciation (depreciation)                 (43,134)             254,527
                                             ----------------    -----------------
  Net increase (decrease) in net assets
         resulting from operations                   (52,592)             245,022
                                             ----------------    -----------------
Distributions to Shareholders
  From net investment income                               0                    0
  From net realized loss                            (113,601)                   0
                                             ----------------    -----------------
  Total distributions                               (113,601)                   0
                                             ----------------    -----------------
Share Transactions
  Net proceeds from sale of shares                   275,694            2,508,109
  Shares issued in reinvestment
    of distributions                                 113,133                    0
  Shares redeemed                                     (8,891)             (25,505)
                                             ----------------    -----------------
Net increase in net assets resulting
  from share transactions                            379,936            2,482,604
                                             ----------------    -----------------
Total increase in net assets                         213,743            2,727,626
                                             ----------------    -----------------
Net Assets
  Beginning of period                              2,727,626                    0
                                             ----------------    -----------------
  End of period [including accumulated
     undistributed net investment income  (loss) $ 2,941,369          $ 2,727,626
     of  $11,156 & $0, respectively]
                                             ================    =================

See accompanying notes which are an integral part of the financial statements.

Fountainhead Kaleidoscope Fund
Financial Highlights
                                           For the
                                       six months ended
                                       April 30, 2001        Year ended
                                         (Unaudited)      October 31, 2000
                                       ----------------   -----------------
Selected Per Share Data
Net asset value, beginning of period           $ 14.49             $ 10.00
                                       ----------------   -----------------
Income (loss) from investment operations
  Net investment loss                            (0.05)              (0.07)
  Net realized and unrealized gain (loss)        (0.24)               4.56
                                       ----------------   -----------------
Total from investment operations                 (0.29)               4.49
                                       ----------------   -----------------
Less distributions
  From net investment income                      0.00                0.00
  From net realized gain                         (0.60)               0.00
                                       ----------------   -----------------
Total distributions                              (0.60)               0.00
                                       ----------------   -----------------
Net asset value, end of period                 $ 13.60             $ 14.49
                                       ================   =================

Total Return                                     (1.47)%            44.90%

Ratios and Supplemental Data
Net assets, end of period (000)                 $2,941              $2,728
Ratio of expenses to average net assets          1.28% (a)           1.25%
Ratio of expenses to average net assets
  before fee waivers and reimbursement           1.81% (a)           1.86%
Ratio of net investment loss to average
  net assets                                    (0.83)%(a)          (0.49)%
Ratio of net investment loss to average
  net assets before fee waivers and
  reimbursement                                 (1.36)%(a)          (1.10)%
Portfolio turnover rate                         95.47%             195.96%


(a)   Annualized

See accompanying notes which are an integral part of the financial statements.

                         Fountainhead Kaleidoscope Fund
                          Notes To Financial Statements
                                 April 30, 2001
                                   (Unaudited)

NOTE 1. ORGANIZATION

     The Fountainhead Kaleidoscope Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on September 29, 1999 and commenced operations on November 1, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide long-term capital growth. The Agreement and Declaration of Trust for the Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Advisor (as such term is defined in note 3 of this document), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Redemption Fees - The Fund charges a redemption fee of 1% of the current net asset value of shares redeemed if the shares are owned less than 180 days. The fee is charged for the benefit of remaining

                         Fountainhead Kaleidoscope Fund
                          Notes To Financial Statements
                           April 30, 2001 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. This fee applies to shares being redeemed in the order in which they are purchased. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains King Investment Advisors, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 (the "Advisor") to manage the Fund's investments. Roger E. King, President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 expenses, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the average daily net assets of the Fund. For the six months ended April 30, 2001, the Advisor earned a fee of $24,037 from the Fund. The Advisor has contractually agreed through February 28, 2002 to waive all or a portion of its management fees and/or reimburse the Fund for expenses it incurs, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of its average daily net assets. For the six months ended April 30, 2001, the Advisor waived fees and reimbursed expenses of $7,150.

     The Fund has retained Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the six months ended April 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

                         Fountainhead Kaleidoscope Fund
                          Notes To Financial Statements
                           April 30, 2001 - continued
                                   (Unaudited)

NOTE 4. INVESTMENTS

     For the six months ended April 30, 2001, purchases and sales of investment securities, other than short-term investments, totaled $1,505,700 and $1,291,360, respectively. The gross unrealized appreciation for all securities totaled $395,623 and the gross unrealized depreciation for all securities totaled $184,230 for a net unrealized appreciation of $211,393. The total cost of securities for federal income tax purposes on April 30, 2001 was $2,697,565.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2001, Roger E. King beneficially owned or controlled, in aggregate, approximately 28% of the Fund.